UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2011

Item 1. Reports to Stockholders

Fidelity®
Global Balanced
Fund

Semiannual Report

April 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.39%
Actual		$ 1,000.00	$ 1,108.30	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class T	1.61%
Actual		$ 1,000.00	$ 1,107.00	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.17%
Actual		$ 1,000.00	$ 1,104.30	$ 11.32
HypotheticalA		$ 1,000.00	$ 1,014.03	$ 10.84
Class C	2.14%
Actual		$ 1,000.00	$ 1,104.60	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Global Balanced	1.08%
Actual		$ 1,000.00	$ 1,110.60	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,109.70	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United States of America 35.2%
Japan 16.5%
United Kingdom 8.0%
Canada 5.7%
France 4.7%
Germany 3.5%
Italy 3.5%
Spain 2.8%
Australia 2.2%
Other 17.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United States of America 36.1%
Japan 18.2%
United Kingdom 8.4%
Germany 6.5%
France 5.9%
Canada 4.4%
Australia 2.8%
Switzerland 1.9%
Netherlands 1.4%
Other 14.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	62.2	57.9
Bonds	34.1	38.5
Convertible Securities	0.1	0.1
Other Investments	0.0	0.1
Short-Term Investments and Net Other Assets	3.6	3.4
Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Estee Lauder Companies, Inc. Class A (United States of America)	1.2	1.0
Alcatel-Lucent SA sponsored ADR (France)	1.1	0.0
Lincoln National Corp. (United States of America)	1.1	0.0
Exxon Mobil Corp. (United States of America)	1.1	1.1
Apple, Inc. (United States of America)	0.9	1.1
	5.4
Top Five Bond Issuers as of April 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	8.5	10.3
Italian Republic	2.2	0.2
U.S. Treasury Obligations	2.0	3.3
Spanish Kingdom	1.3	0.5
German Federal Republic	1.3	3.9
	15.3
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	15.9
Consumer Discretionary	9.6	9.9
Energy	10.0	6.3
Information Technology	9.4	9.7
Health Care	7.4	5.9
Industrials	6.8	10.6
Materials	5.9	5.8
Consumer Staples	3.7	3.9
Telecommunication Services	2.3	2.3
Utilities	1.5	1.4

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.8%
	Shares	Value
Australia - 1.8%
AMP Ltd.	61,461	$ 369,308
ASX Ltd.	1,634	57,513
Australia & New Zealand Banking Group Ltd.	10,884	289,168
BHP Billiton Ltd.	33,234	1,683,239
Billabong International Ltd.	24,135	178,632
Coca-Cola Amatil Ltd.	13,366	174,990
Cochlear Ltd.	4,450	392,891
Commonwealth Bank of Australia	22,764	1,340,641
Crown Ltd.	35,037	323,864
CSL Ltd.	13,695	515,819
Fosters Group Ltd.	51,948	320,121
JB Hi-Fi Ltd.	8,888	184,291
Macquarie Group Ltd.	12,190	469,960
National Australia Bank Ltd.	29,851	886,372
Newcrest Mining Ltd.	13,519	614,438
QBE Insurance Group Ltd.	18,230	373,998
Redstone Resources Ltd. (a)	488,373	187,425
Rio Tinto Ltd.	6,743	607,836
Suncorp-Metway Ltd.	53,653	489,470
Telstra Corp. Ltd.	110,010	351,022
Wesfarmers Ltd.	18,890	689,739
Worleyparsons Ltd.	10,439	347,397
TOTAL AUSTRALIA		10,848,134
Bailiwick of Jersey - 0.7%
Charter International PLC	31,100	426,505
Experian PLC	63,500	855,458
Randgold Resources Ltd. sponsored ADR	7,100	614,647
Shire PLC	30,957	960,703
Shire PLC sponsored ADR	17,000	1,584,570
TOTAL BAILIWICK OF JERSEY		4,441,883
Belgium - 0.1%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	41
Umicore SA	13,364	766,552
TOTAL BELGIUM		766,593
Bermuda - 0.3%
GOME Electrical Appliances Holdings Ltd. (a)	571,000	205,129
Huabao International Holdings Ltd.	306,000	453,900
Li & Fung Ltd.	72,000	368,052
Noble Group Ltd.	176,000	320,641
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	256,000	$ 158,552
Ports Design Ltd.	38,000	104,709
TOTAL BERMUDA		1,610,983
British Virgin Islands - 0.1%
Arcos Dorados Holdings, Inc.	20,000	440,600
Canada - 5.1%
Agnico-Eagle Mines Ltd. (Canada)	1,500	104,513
Agrium, Inc.	3,200	290,067
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	800	21,013
Astral Media, Inc. Class A (non-vtg.)	1,300	50,579
Bank of Montreal	7,000	459,761
Bank of Nova Scotia	13,400	817,087
Barrick Gold Corp.	10,300	526,050
Baytex Energy Corp.	4,800	296,442
BCE, Inc.	11,600	434,770
Bombardier, Inc. Class B (sub. vtg.)	219,100	1,632,655
Brookfield Asset Management, Inc. Class A	6,700	225,623
Brookfield Properties Corp.	6,800	134,548
CAE, Inc.	8,000	107,811
Calfrac Well Services Ltd.	3,200	113,206
Canadian Imperial Bank of Commerce	6,100	528,116
Canadian National Railway Co.	7,800	605,054
Canadian Natural Resources Ltd.	18,200	856,233
Cenovus Energy, Inc.	9,500	365,300
CGI Group, Inc. Class A (sub. vtg.) (a)	19,200	420,082
Copper Mountain Mining Corp. (a)	3,000	22,989
Crescent Point Energy Corp.	3,500	158,926
Detour Gold Corp. (a)	4,600	155,489
Eldorado Gold Corp.	11,100	206,607
Enbridge, Inc.	9,700	630,536
Finning International, Inc.	10,000	293,309
First Quantum Minerals Ltd.	7,900	1,125,840
Gildan Activewear, Inc.	3,000	111,743
Goldcorp, Inc.	23,000	1,285,773
Grande Cache Coal Corp. (a)	84,100	717,352
IAMGOLD Corp.	5,500	114,348
IESI-BFC Ltd.	3,900	98,974
Imperial Oil Ltd.	5,400	285,382
Industrial Alliance Life Insurance Co.	2,500	107,441
Intact Financial Corp.	2,200	111,616
Ivanhoe Mines Ltd. (a)	3,910	102,534
Common Stocks - continued
	Shares	Value
Canada - continued
Keyera Corp.	60,423	$ 2,506,076
Kodiak Oil & Gas Corp. (a)	117,000	821,340
Lundin Mining Corp. (a)	25,000	244,689
MacDonald Dettwiler & Associates Ltd.	1,700	102,438
Magna International, Inc. Class A (sub. vtg.)	3,100	159,309
Manulife Financial Corp.	19,000	341,201
Metro, Inc. Class A (sub. vtg.)	3,000	146,813
National Bank of Canada	2,300	190,447
Niko Resources Ltd.	800	67,604
Open Text Corp. (a)	2,000	122,524
Osisko Mining Corp. (a)	2,500	36,598
Pacific Rubiales Energy Corp.	3,500	106,358
Penn West Petroleum Ltd.	5,000	128,316
Petrobank Energy & Resources Ltd.	5,900	124,847
Petrominerales Ltd.	7,105	271,929
Potash Corp. of Saskatchewan, Inc.	13,200	745,735
Precision Drilling Corp. (a)	8,000	121,171
Quebecor, Inc. Class B (sub. vtg.)	2,200	78,155
Rogers Communications, Inc. Class B (non-vtg.)	4,050	153,293
Royal Bank of Canada	17,400	1,096,121
Silver Wheaton Corp.	10,000	406,934
SNC-Lavalin Group, Inc.	2,000	121,002
Sun Life Financial, Inc.	8,900	291,336
Suncor Energy, Inc.	31,672	1,459,905
SunOpta, Inc. (a)	17,000	120,020
SXC Health Solutions Corp. (a)	8,600	475,313
Talisman Energy, Inc.	41,600	1,004,714
Teck Resources Ltd. Class B (sub. vtg.)	5,800	315,288
TELUS Corp.	4,200	221,342
The Toronto-Dominion Bank	10,600	917,823
Thomson Reuters Corp.	5,000	202,727
Tim Hortons, Inc. (Canada)	4,000	194,609
Trican Well Service Ltd.	7,000	172,540
Trinidad Drilling Ltd.	49,200	563,712
Uranium One, Inc.	72,700	302,757
Valeant Pharmaceuticals International, Inc. (Canada)	57,160	3,014,781
Vermilion Energy, Inc.	2,000	107,388
TOTAL CANADA		30,974,924
Cayman Islands - 0.3%
E-Commerce China Dangdang, Inc. ADR	3,000	69,030
Geely Automobile Holdings Ltd.	515,000	206,231
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Hengdeli Holdings Ltd.	936,000	$ 560,421
Herbalife Ltd.	4,000	359,120
Minth Group Ltd.	92,000	141,442
Shenguan Holdings Group Ltd.	104,000	138,197
Tencent Holdings Ltd.	13,900	395,542
The United Laboratories International Holdings Ltd.	12,000	20,210
TOTAL CAYMAN ISLANDS		1,890,193
China - 0.1%
Baidu.com, Inc. sponsored ADR (a)	5,200	772,304
Denmark - 0.7%
Carlsberg A/S Series B	6,400	760,134
FLSmidth & Co. A/S	4,900	441,836
Novo Nordisk A/S Series B	22,275	2,819,979
Pandora A/S	8,900	400,906
TOTAL DENMARK		4,422,855
Finland - 0.2%
Fortum Corp.	14,300	492,674
Nokian Tyres PLC	15,500	803,551
TOTAL FINLAND		1,296,225
France - 3.6%
Alcatel-Lucent SA sponsored ADR (a)	1,029,000	6,729,660
Alstom SA	17,600	1,170,373
Arkema SA	7,100	739,837
Atos Origin SA (a)	10,516	648,052
AXA SA (e)	45,000	1,009,808
BNP Paribas SA	20,236	1,601,487
Club Mediterranee SA (a)	13,200	307,648
Compagnie Generale de Geophysique SA (a)	10,400	366,382
Danone	14,800	1,084,141
Iliad Group SA	5,064	650,994
L'Oreal SA	9,400	1,191,972
LVMH Moet Hennessy - Louis Vuitton	6,377	1,145,281
Natixis SA	96,700	556,027
PPR SA	7,300	1,305,641
Publicis Groupe SA	12,100	685,716
Remy Cointreau SA	5,491	452,535
Safran SA	16,200	628,681
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	6,236	$ 1,101,946
VINCI SA	6,300	420,853
TOTAL FRANCE		21,797,034
Germany - 1.8%
adidas AG	8,900	662,562
Bayerische Motoren Werke AG (BMW)	26,000	2,452,008
Fresenius Medical Care AG & Co. KGaA	8,500	668,036
HeidelbergCement AG	10,900	833,570
Infineon Technologies AG	34,700	393,912
Kabel Deutschland Holding AG (a)	12,700	793,740
Linde AG	3,964	713,972
MAN SE	6,079	847,207
SAP AG	16,138	1,039,807
Siemens AG	15,171	2,207,130
TOTAL GERMANY		10,611,944
Hong Kong - 0.4%
BOC Hong Kong (Holdings) Ltd.	158,000	496,401
Cheung Kong Holdings Ltd.	20,000	314,693
Esprit Holdings Ltd.	19,600	81,516
Hong Kong Exchanges and Clearing Ltd.	23,300	531,625
Hutchison Whampoa Ltd.	46,000	525,372
SJM Holdings Ltd.	131,000	282,366
TOTAL HONG KONG		2,231,973
Ireland - 0.4%
Covidien PLC	35,000	1,949,150
James Hardie Industries NV CDI (a)	49,111	317,716
TOTAL IRELAND		2,266,866
Isle of Man - 0.1%
Genting Singapore PLC (a)	200,000	354,561
Italy - 0.8%
Enel SpA	191,395	1,364,741
Fiat Industrial SpA (a)	54,000	802,248
Fiat SpA	37,100	395,933
Intesa Sanpaolo SpA	303,193	1,006,859
Prysmian SpA	15,800	372,809
Saipem SpA	11,308	642,005
TOTAL ITALY		4,584,595
Common Stocks - continued
	Shares	Value
Japan - 6.0%
Asahi Glass Co. Ltd.	122,000	$ 1,548,759
Asahi Kasei Corp.	159,000	1,098,912
Canon, Inc.	3,700	174,221
Cookpad, Inc. (a)(e)	3,800	80,288
Cosmos Pharmaceutical Corp.	4,000	177,200
CyberAgent, Inc.	306	1,101,976
Daibiru Corp.	15,100	119,785
Daiwa House Industry Co. Ltd.	20,000	242,294
DeNA Co. Ltd.	6,700	251,488
Denso Corp.	1,600	53,540
Don Quijote Co. Ltd.	23,300	872,531
East Japan Railway Co.	10,800	600,196
Elpida Memory, Inc. (a)	45,600	683,185
Exedy Corp.	8,300	265,127
Fast Retailing Co. Ltd.	1,200	189,188
Ferrotec Corp.	24,800	567,067
Fuji Machine Manufacturing Co. Ltd.	13,900	325,116
Fujifilm Holdings Corp.	3,100	96,361
Fujitsu Ltd.	217,000	1,243,189
GREE, Inc.	33,500	689,793
Hitachi Construction Machinery Co. Ltd.	26,100	636,218
Hitachi Transport System Ltd.	14,000	194,519
Honda Motor Co. Ltd.	14,500	557,371
Ishikawajima-Harima Heavy Industries Co. Ltd.	100,000	254,410
Japan Tobacco, Inc.	145	563,444
JX Holdings, Inc.	109,880	773,755
Kakaku.com, Inc.	49	282,343
Kenedix Realty Investment Corp.	36	152,982
Kuraray Co. Ltd.	21,600	314,619
Lawson, Inc.	8,700	426,804
Makita Corp.	23,300	1,071,222
Mandom Corp.	4,700	123,550
Marubeni Corp.	35,000	255,666
Mitsubishi Corp.	19,400	526,212
Mitsui & Co. Ltd.	93,500	1,663,636
MORI TRUST Sogo (REIT), Inc.	44	446,874
MS&AD Insurance Group Holdings, Inc.	38,300	896,794
NHK Spring Co. Ltd.	52,000	494,451
Nichi-iko Pharmaceutical Co. Ltd.	12,400	320,479
Nippon Television Network Corp.	910	129,387
Nitto Boseki Co. Ltd.	96,000	233,150
NOK Corp.	35,000	598,173
Common Stocks - continued
	Shares	Value
Japan - continued
NTT DoCoMo, Inc.	503	$ 933,139
NTT Urban Development Co.	499	413,993
Oracle Corp. Japan	2,700	116,984
ORIX Corp.	11,020	1,082,528
Pioneer Corp. (a)	33,400	141,259
Raito Kogyo Co. Ltd.	27,400	99,131
Rakuten, Inc.	730	677,758
Santen Pharmaceutical Co. Ltd.	7,800	301,666
SBI Holdings, Inc. Japan	2,504	269,910
SMC Corp.	10,200	1,863,060
SOFTBANK CORP.	23,200	978,846
Sumitomo Heavy Industries Ltd.	141,000	929,705
Sumitomo Metal Mining Co. Ltd.	26,000	464,187
Sumitomo Mitsui Financial Group, Inc.	39,200	1,217,475
Sumitomo Mitsui Trust Holdings, Inc.	155,000	533,559
T&D Holdings, Inc.	26,400	651,822
Takasago Thermal Engineering Co. Ltd.	12,500	106,751
Terumo Corp.	5,300	295,545
Toray Industries, Inc.	55,000	407,918
Toshiba Corp.	101,000	537,748
Tosoh Corp.	152,000	587,932
Toyo Engineering Corp.	72,000	290,849
Toyota Motor Corp.	28,900	1,152,712
Universal Entertainment Corp. (a)	6,400	234,199
Yamaha Motor Co. Ltd. (a)	18,700	359,410
Yamato Kogyo Co. Ltd.	5,400	178,197
TOTAL JAPAN		36,122,558
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	18,900	698,490
Netherlands - 0.8%
AEGON NV (a)	118,000	937,946
ASML Holding NV (Netherlands)	12,500	521,043
ING Groep NV (Certificaten Van Aandelen) (a)	81,900	1,079,006
LyondellBasell Industries NV Class A	56,200	2,500,900
TOTAL NETHERLANDS		5,038,895
Norway - 0.5%
Aker Solutions ASA	33,100	798,738
DnB NOR ASA	32,000	520,286
Storebrand ASA (A Shares) (e)	160,500	1,667,302
TOTAL NORWAY		2,986,326
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.0%
Oil Search Ltd.	40,255	$ 311,184
Poland - 0.1%
Eurocash SA	42,000	514,211
Russia - 0.5%
Magnit OJSC GDR (Reg. S)	21,800	610,400
Magnitogorsk Iron & Steel Works OJSC unit	27,700	347,912
Mechel Steel Group OAO sponsored ADR	16,000	457,120
OAO Gazprom sponsored ADR	62,200	1,061,132
Sberbank (Savings Bank of the Russian Federation) GDR	1,300	518,457
Uralkali JSC GDR (Reg. S)	7,400	310,578
TOTAL RUSSIA		3,305,599
Singapore - 0.2%
Avago Technologies Ltd.	12,100	404,866
Keppel Corp. Ltd.	54,100	525,951
TOTAL SINGAPORE		930,817
South Africa - 0.1%
Barloworld Ltd.	24,200	274,466
Mr Price Group Ltd.	49,400	505,375
TOTAL SOUTH AFRICA		779,841
Spain - 1.2%
Banco Santander SA (e)	185,450	2,368,365
Gestevision Telecinco SA	184,123	2,069,149
Inditex SA	12,323	1,105,026
Telefonica SA	67,903	1,824,287
TOTAL SPAIN		7,366,827
Sweden - 0.5%
Elekta AB (B Shares)	7,600	346,329
Medivir AB (B Shares) (a)	8,000	185,654
Swedbank AB (A Shares)	31,246	592,503
Telefonaktiebolaget LM Ericsson:
(B Shares)	75,319	1,142,656
(B Shares) sponsored ADR	37,000	562,400
TOTAL SWEDEN		2,829,542
Switzerland - 0.8%
Compagnie Financiere Richemont SA Series A	18,987	1,226,808
Schindler Holding AG (participation certificate)	5,308	686,546
The Swatch Group AG (Bearer)	2,090	1,027,908
Common Stocks - continued
	Shares	Value
Switzerland - continued
Transocean Ltd. (a)	7,600	$ 552,900
UBS AG (a)	73,536	1,471,389
TOTAL SWITZERLAND		4,965,551
United Kingdom - 4.8%
ARM Holdings PLC sponsored ADR	6,000	188,760
Aviva PLC	88,300	660,856
BG Group PLC	74,001	1,895,579
BHP Billiton PLC	29,454	1,245,354
BP PLC	170,200	1,308,414
BP PLC sponsored ADR	12,400	572,136
British Land Co. PLC	64,876	650,755
British Sky Broadcasting Group PLC	36,500	513,364
Burberry Group PLC	43,000	930,162
Carphone Warehouse Group PLC (a)	219,850	1,460,687
Cookson Group PLC	42,900	512,728
Filtrona PLC	61,800	355,114
Fresnillo PLC	17,000	465,991
HSBC Holdings PLC sponsored ADR	31,596	1,721,034
International Personal Finance PLC	71,800	440,760
Kazakhmys PLC	21,200	488,338
Kesa Electricals PLC	162,900	351,020
Lloyds Banking Group PLC (a)	911,800	905,315
Micro Focus International PLC	129,900	806,099
Misys PLC	108,500	571,988
Morgan Crucible Co. PLC	136,100	704,758
Next PLC	9,100	340,038
Prudential PLC	125,959	1,629,633
Reckitt Benckiser Group PLC	18,400	1,021,643
Royal Dutch Shell PLC Class A (United Kingdom)	85,637	3,322,291
Sage Group PLC	83,300	396,561
Schroders PLC	15,100	478,733
SuperGroup PLC (a)	17,900	474,217
Taylor Wimpey PLC (a)	425,800	276,750
Vodafone Group PLC	817,200	2,362,435
Wolfson Microelectronics PLC (a)	101,000	403,218
Xstrata PLC	53,800	1,367,334
TOTAL UNITED KINGDOM		28,822,065
United States of America - 26.7%
AboveNet, Inc.	21,800	1,455,150
Acorda Therapeutics, Inc. (a)	13,000	364,520
Common Stocks - continued
	Shares	Value
United States of America - continued
Affiliated Managers Group, Inc. (a)	12,000	$ 1,308,960
Agilent Technologies, Inc. (a)	47,200	2,355,752
Air Lease Corp. Class A	10,000	276,000
Altera Corp.	11,000	535,700
Amazon.com, Inc. (a)	9,600	1,886,400
Apple, Inc. (a)	15,800	5,502,034
Ardea Biosciences, Inc. (a)	20,200	572,670
Ariba, Inc. (a)	67,027	2,330,529
Armstrong World Industries, Inc.	30,100	1,346,975
Aruba Networks, Inc. (a)	37,000	1,329,410
Baker Hughes, Inc.	41,000	3,173,810
Baxter International, Inc.	27,000	1,536,300
BGC Partners, Inc. Class A	27,000	260,550
Biogen Idec, Inc. (a)	2,000	194,700
Brigham Exploration Co. (a)	32,000	1,072,960
Cal Dive International, Inc. (a)	61,000	479,460
Calix Networks, Inc. (a)	7,000	153,020
Carlisle Companies, Inc.	66,000	3,269,640
Ceva, Inc. (a)	26,000	795,080
Chevron Corp.	31,000	3,392,640
Ciena Corp. (a)	41,000	1,157,840
Cognizant Technology Solutions Corp. Class A (a)	7,100	588,590
Concho Resources, Inc. (a)	6,000	641,100
Convio, Inc. (a)	7,700	94,248
CSX Corp.	33,000	2,596,770
Cummins, Inc.	1,800	216,324
Deckers Outdoor Corp. (a)	6,000	509,160
DexCom, Inc. (a)	2,000	33,300
Double Eagle Petroleum Co. (a)	57,000	580,260
DSW, Inc. Class A (a)	27,100	1,286,708
Dynavax Technologies Corp. (a)	33,000	91,740
eBay, Inc. (a)	75,000	2,580,000
Edwards Lifesciences Corp. (a)	47,000	4,058,450
Elizabeth Arden, Inc. (a)	30,000	901,800
EMC Corp. (a)	48,000	1,360,320
Equity Residential (SBI)	46,000	2,747,120
Estee Lauder Companies, Inc. Class A	75,000	7,275,000
Exxon Mobil Corp.	74,300	6,538,400
Fossil, Inc. (a)	33,000	3,160,740
Fresh Market, Inc.	500	20,910
G-III Apparel Group Ltd. (a)	55,700	2,498,702
Green Mountain Coffee Roasters, Inc. (a)	37,000	2,477,520
Common Stocks - continued
	Shares	Value
United States of America - continued
GT Solar International, Inc. (a)	34,000	$ 379,780
Halliburton Co.	24,300	1,226,664
HeartWare International, Inc. (a)	7,400	552,114
Holly Corp.	22,000	1,273,800
Illumina, Inc. (a)	23,100	1,639,638
ImmunoGen, Inc. (a)	19,000	253,840
Informatica Corp. (a)	54,000	3,024,540
Intuit, Inc. (a)	69,000	3,833,640
iRobot Corp. (a)	57,000	2,018,940
Kenexa Corp. (a)	12,000	353,040
Key Energy Services, Inc. (a)	75,000	1,365,000
KKR Financial Holdings LLC	96,000	969,600
Leucadia National Corp.	25,700	993,562
Limited Brands, Inc.	15,000	617,400
Lincoln National Corp.	214,000	6,683,220
Magma Design Automation, Inc. (a)	29,000	184,440
Mako Surgical Corp. (a)	88,600	2,433,842
Marathon Oil Corp.	65,500	3,539,620
MasterCard, Inc. Class A	5,000	1,379,450
McKesson Corp.	39,000	3,237,390
Mead Johnson Nutrition Co. Class A	8,100	541,728
Micromet, Inc. (a)	25,000	169,000
Neurocrine Biosciences, Inc. (a)	12,700	97,663
Noble Energy, Inc.	3,900	375,453
Northern Oil & Gas, Inc. (a)	14,000	332,640
Occidental Petroleum Corp.	5,000	571,450
Oil States International, Inc. (a)	9,400	780,294
ONEOK, Inc.	8,000	559,520
OpenTable, Inc. (a)	3,000	333,870
Pall Corp.	8,000	467,520
Perrigo Co.	50,000	4,518,000
Pioneer Natural Resources Co.	19,000	1,942,370
Polycom, Inc. (a)	20,000	1,196,600
Polypore International, Inc. (a)	32,400	2,001,348
PPL Corp.	72,000	1,974,960
Prestige Brands Holdings, Inc. (a)	73,000	843,150
QUALCOMM, Inc.	47,000	2,671,480
Rackspace Hosting, Inc. (a)	7,000	323,330
ResMed, Inc. CDI	70,541	228,177
Resolute Energy Corp. (a)	8,400	148,596
Retail Ventures, Inc. (a)	40,000	821,200
RightNow Technologies, Inc. (a)	5,000	180,900
Common Stocks - continued
	Shares	Value
United States of America - continued
Riverbed Technology, Inc. (a)	7,000	$ 245,980
salesforce.com, Inc. (a)	4,500	623,700
SandRidge Energy, Inc. (a)	42,000	519,120
Sirius XM Radio, Inc. (a)	963,000	1,916,370
Southern Co.	12,000	468,480
Spectrum Brands Holdings, Inc. (a)	15,000	487,500
SPS Commerce, Inc. (a)	9,300	152,613
St. Jude Medical, Inc.	41,000	2,191,040
Starbucks Corp.	59,000	2,135,210
SuccessFactors, Inc. (a)	17,000	589,390
Superior Energy Services, Inc. (a)	31,000	1,191,020
SVB Financial Group (a)	56,900	3,439,036
Targa Resources Corp.	7,100	248,642
Targacept, Inc. (a)	17,210	416,138
Tesoro Logistics LP	8,400	199,164
Theravance, Inc. (a)	41,000	1,137,750
TIBCO Software, Inc. (a)	18,000	539,820
TJX Companies, Inc.	65,000	3,485,300
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	12,000	638,280
Universal Display Corp. (a)	11,000	604,340
Vera Bradley, Inc.	15,100	734,464
Vertex Pharmaceuticals, Inc. (a)	34,000	1,870,680
Virgin Media, Inc.	31,700	959,242
W.R. Grace & Co. (a)	27,000	1,224,720
WebMD Health Corp. (a)	22,220	1,285,871
Weight Watchers International, Inc.	14,000	1,088,500
ZIOPHARM Oncology, Inc. (a)	77,000	582,120
TOTAL UNITED STATES OF AMERICA		161,020,521
TOTAL COMMON STOCKS (Cost $286,087,894)		355,004,094
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
PPL Corp. 8.75% (a)	9,000	480,375
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
ProSiebenSat.1 Media AG	25,200	$ 721,703
Volkswagen AG	5,300	1,044,098
TOTAL GERMANY		1,765,801
TOTAL PREFERRED STOCKS (Cost $1,428,646)		2,246,176
Corporate Bonds - 11.5%
		Principal Amount (d)
Convertible Bonds - 0.0%
United States of America - 0.0%
Greenbrier Companies, Inc. 3.5% 4/1/18 (f)		$ 260,000	267,475
Nonconvertible Bonds - 11.5%
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	373,259
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	279,164
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	333,224
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	374,807
4.875% 11/19/19		600,000	628,455
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	598,535
TOTAL AUSTRALIA			2,587,444
Bailiwick of Jersey - 0.1%
BAA Funding Ltd. 4.125% 10/12/18	EUR	250,000	365,121
Gatwick Funding Ltd. 6.5% 3/2/43	GBP	250,000	430,591
TOTAL BAILIWICK OF JERSEY			795,712
Belgium - 0.1%
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	450,000	603,219
Bermuda - 0.1%
Li & Fung Ltd. 5.25% 5/13/20		700,000	711,512
Brazil - 0.1%
Telemar Norte Leste SA 5.125% 12/15/17 (Reg. S)	EUR	250,000	364,283
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	389,264
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Canada - 0.0%
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	$ 235,266
Cayman Islands - 0.4%
Banco Do Brasil SA 4.5% 1/20/16 (Reg. S)	EUR	200,000	293,515
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	271,273
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	479,716
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	300,000	478,570
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	150,000	292,529
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	234,295
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	193,786
TOTAL CAYMAN ISLANDS			2,243,684
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	323,052
Denmark - 0.0%
TDC AS 4.375% 2/23/18	EUR	200,000	299,081
France - 1.1%
Arkema SA 4% 10/25/17	EUR	250,000	362,453
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	679,597
BNP Paribas SA 5.019% (g)(h)	EUR	150,000	202,184
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(h)	EUR	50,000	66,761
Compagnie de St. Gobain 1.53% 4/11/12 (h)	EUR	175,000	258,902
Credit Agricole SA 7.875% (g)(h)	EUR	200,000	306,608
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	386,074
Credit Logement SA:
1.773% (g)(h)	EUR	150,000	185,520
4.604% (g)(h)	EUR	250,000	303,646
EDF SA 4.625% 9/11/24	EUR	150,000	222,635
Lafarge SA 8.75% 5/30/17	GBP	250,000	495,377
Legrand SA 4.375% 3/21/18	EUR	400,000	592,343
Safran SA 4% 11/26/14	EUR	550,000	811,656
Societe Generale:
1.273% 6/7/17 (h)	EUR	100,000	143,742
7.756% (g)(h)	EUR	350,000	522,308
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - continued
Societe Generale SCF 4% 7/7/16	EUR	450,000	$ 682,872
Veolia Environnement 6.125% 11/25/33	EUR	250,000	404,157
TOTAL FRANCE			6,626,835
Germany - 0.1%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	319,010
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	365,387
TOTAL GERMANY			684,397
India - 0.0%
Export-Import Bank of India 0.6913% 6/7/12 (h)	JPY	20,000,000	242,539
Ireland - 0.3%
Allied Irish Banks PLC 1.248% 9/15/11 (h)	EUR	350,000	489,907
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	302,642	466,204
Bank of Ireland 0.8534% 2/15/12 (h)	GBP	550,000	849,816
TOTAL IRELAND			1,805,927
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	308,883
Italy - 0.5%
Intesa Sanpaolo SpA:
2.7125% 2/24/14 (f)(h)		400,000	409,950
3.75% 11/23/16	EUR	350,000	503,006
4.375% 8/16/16	EUR	500,000	748,265
6.375% 11/12/17 (h)	GBP	150,000	247,671
Pirelli & C SpA 5.125% 2/22/16	EUR	500,000	744,746
Unione di Banche Italiane SCpA 4.5% 2/22/16	EUR	200,000	296,326
TOTAL ITALY			2,949,964
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	464,088
Sumitomo Mitsui Banking Corp. 4% 11/9/20 (Reg. S)	EUR	200,000	266,971
TOTAL JAPAN			731,059
Korea (South) - 0.6%
Export-Import Bank of Korea 5.875% 1/14/15		500,000	548,015
Kookmin Bank 5.875% 6/11/12		200,000	208,321
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	205,705
Korea National Housing Corp. 4.875% 9/10/14		800,000	848,681
Korea Resources Corp. 4.125% 5/19/15		610,000	626,787
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Korea (South) - continued
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		$ 450,000	$ 462,029
5% 9/30/14 (Reg. S)		200,000	212,976
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	314,799
TOTAL KOREA (SOUTH)			3,427,313
Luxembourg - 0.8%
Alrosa Finance SA 7.75% 11/3/20 (Reg. S)		600,000	646,500
ArcelorMittal SA 6.75% 3/1/41		200,000	204,684
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	300,000	444,938
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	233,305
6.51% 3/7/22 (Reg. S)		450,000	474,750
6.58% 10/31/13	GBP	100,000	177,949
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	377,706
7.125% 4/23/15	EUR	150,000	244,945
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)		800,000	794,760
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	484,952
SB Capital SA 5.4% 3/24/17 (Reg. S)		400,000	407,750
Steel Capital SA 6.7% 10/25/17 (Reg. S)		300,000	308,625
TMK Capital SA 7.75% 1/27/18		300,000	311,250
TOTAL LUXEMBOURG			5,112,114
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20		400,000	417,570
Multi-National - 0.2%
European Community 3.25% 4/4/18	EUR	1,000,000	1,472,021
Netherlands - 0.4%
AI Finance BV 10.875% 7/15/12		100,000	87,500
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	400,987	544,315
GT 2005 Bonds BV 5% 7/21/14 (h)		250,000	233,370
ING Bank NV 4.75% 5/27/19	EUR	200,000	311,140
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	470,808
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Netherlands - continued
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	$ 305,133
Rabobank Nederland 5.875% 5/20/19	EUR	350,000	554,683
TOTAL NETHERLANDS			2,506,949
Norway - 0.4%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	307,768
Kommunalbanken AS 5.125% 5/30/12		1,900,000	1,991,523
TOTAL NORWAY			2,299,291
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	311,670
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	409,474
TOTAL RUSSIA			721,144
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.25% 3/30/15	EUR	900,000	1,329,374
Mapfre SA 5.921% 7/24/37 (h)	EUR	250,000	310,154
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	173,883
Telefonica Emisiones SAU 4.75% 2/7/17	EUR	100,000	150,390
TOTAL SPAIN			1,963,801
Sweden - 0.3%
Nordea Bank AB 0.5095% 6/9/16 (h)		400,000	398,098
Svenska Handelsbanken AB 3.625% 2/16/16	EUR	450,000	661,033
Swedbank AB 0.4935% 5/18/17 (h)		500,000	487,655
TOTAL SWEDEN			1,546,786
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	516,065
United Arab Emirates - 0.0%
Emirates Bank International PJSC 4.7728% 4/30/12 (h)		229,000	233,008
United Kingdom - 2.1%
3i Group PLC:
1.362% 6/8/12 (h)	EUR	400,000	578,729
5.625% 3/17/17	EUR	150,000	225,112
Anglo American Capital PLC 6.875% 5/1/18	GBP	300,000	567,007
Barclays Bank PLC:
4.875% (g)(h)	EUR	350,000	447,137
6.75% 1/16/23 (h)	GBP	300,000	523,039
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	$ 195,874
8.125% 11/15/13		200,000	229,606
BP Capital Markets PLC 3.875% 3/10/15		850,000	891,750
Broadgate PLC 1.6206% 10/5/25 (h)	GBP	23,750	35,308
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	497,051
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	290,171
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	511,539
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	637,580
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	247,674
7.75% 6/24/19	GBP	500,000	988,443
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	206,094
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	577,324
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	174,702
7.125% 12/1/37 (f)		200,000	199,118
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	436,957
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	450,000	656,162
7.125% 10/19/16	GBP	200,000	366,773
Royal Bank of Scotland PLC:
0.9895% 4/11/16 (h)		250,000	223,896
5.75% 5/21/14	EUR	500,000	776,120
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	560,588
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	200,000	312,836
Tesco PLC 5.875% 9/12/16	EUR	100,000	164,757
Ubs AG London Branch 6.25% 9/3/13	EUR	100,000	158,574
Virgin Media Secured Finance PLC 7% 1/15/18	GBP	100,000	179,568
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	270,632
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	256,762
TOTAL UNITED KINGDOM			12,386,883
United States of America - 2.5%
Altria Group, Inc.:
8.5% 11/10/13		210,000	245,278
9.25% 8/6/19		400,000	526,841
Apache Corp. 5.1% 9/1/40		450,000	432,123
Bank of America Corp. 4.75% 5/6/19	EUR	250,000	354,549
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	$ 730,157
4.587% 12/15/15		500,000	529,349
Comcast Corp. 6.4% 3/1/40		300,000	319,075
COX Communications, Inc. 8.375% 3/1/39 (f)		200,000	264,527
Credit Suisse New York Branch:
4.375% 8/5/20		600,000	599,335
5% 5/15/13		400,000	428,736
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	420,020
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	265,327
Frontier Oil Corp. 6.875% 11/15/18		45,000	47,025
General Electric Capital Corp. 5.9% 5/13/14		160,000	178,395
General Electric Co. 5.25% 12/6/17		400,000	443,134
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	333,881
Goldman Sachs Group, Inc. 6% 5/1/14		150,000	165,753
JPMorgan Chase & Co. 4.25% 10/15/20		1,020,000	992,517
KeyBank NA:
1.203% 11/21/11 (h)	EUR	50,000	73,373
1.254% 2/9/12 (h)	EUR	510,000	733,785
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	265,216
Merck & Co., Inc. 5.85% 6/30/39		300,000	333,890
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,366,447
Morgan Stanley 1.638% 7/20/12 (h)	EUR	430,000	633,807
Motorola, Inc. 6.625% 11/15/37		500,000	546,438
NBC Universal, Inc. 4.375% 4/1/21 (f)		500,000	488,000
News America, Inc. 6.15% 2/15/41 (f)		350,000	357,110
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	126,571
PPL Energy Supply LLC 6.5% 5/1/18		160,000	179,645
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	172,202
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	318,455
State Street Corp. 4.375% 3/7/21		500,000	504,559
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	302,864
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	$ 657,988
Wells Fargo & Co. 3.676% 6/15/16		450,000	462,681
TOTAL UNITED STATES OF AMERICA			14,799,053
TOTAL NONCONVERTIBLE BONDS			69,304,119
TOTAL CORPORATE BONDS (Cost $64,501,988)			69,571,594
Government Obligations - 18.3%

Canada - 0.6%
Canadian Government:
3.25% 6/1/21	CAD	1,950,000	2,053,137
5.25% 6/1/12	CAD	1,350,000	1,485,200
TOTAL CANADA			3,538,337
Germany - 1.3%
German Federal Republic:
3.75% 1/4/17	EUR	300,000	467,587
4.75% 7/4/40	EUR	2,550,000	4,454,514
5.625% 1/4/28	EUR	1,460,000	2,667,724
TOTAL GERMANY			7,589,825
Italy - 2.2%
Italian Republic 4.75% 9/1/21	EUR	8,800,000	12,996,760
Japan - 10.4%
Japan Government:
0.4% 5/15/11	JPY	950,000,000	11,711,061
0.9% 6/20/13	JPY	110,000,000	1,375,742
1.1% 12/20/12	JPY	18,700,000	233,892
1.3% 3/20/15	JPY	740,000,000	9,448,192
1.3% 6/20/20	JPY	1,176,000,000	14,742,665
1.7% 12/20/16	JPY	245,000,000	3,209,809
1.7% 9/20/17	JPY	311,000,000	4,079,377
1.9% 6/20/16	JPY	469,250,000	6,192,596
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.9% 3/20/29	JPY	846,500,000	$ 10,389,239
2% 9/20/40	JPY	141,000,000	1,682,580
TOTAL JAPAN			63,065,153
Poland - 0.2%
Polish Government 4% 3/23/21	EUR	1,100,000	1,488,791
Spain - 1.3%
Spanish Kingdom 5.5% 4/30/21	EUR	5,300,000	7,975,181
United Kingdom - 0.2%
UK Treasury GILT:
4% 9/7/16	GBP	150,000	268,861
4% 3/7/22	GBP	385,000	661,838
4.25% 6/7/32	GBP	70,000	118,436
TOTAL UNITED KINGDOM			1,049,135
United States of America - 2.1%
Federal Home Loan Bank 3.625% 10/18/13		300,000	319,226
Freddie Mac 2.125% 9/21/12		650,000	664,902
U.S. Treasury Bonds:
3.5% 2/15/39		900,000	769,219
4.75% 2/15/41		250,000	264,688
5.25% 2/15/29		250,000	286,485
U.S. Treasury Notes:
0.75% 12/15/13		450,000	448,735
1.75% 7/31/15		3,050,000	3,065,250
2% 1/31/16		820,000	825,061
2.125% 2/29/16		1,400,000	1,414,875
2.375% 2/28/15		3,400,000	3,520,326
3.5% 5/15/20		650,000	667,622
3.625% 2/15/21		400,000	411,188
TOTAL UNITED STATES OF AMERICA			12,657,577
TOTAL GOVERNMENT OBLIGATIONS (Cost $99,080,073)			110,360,759
Asset-Backed Securities - 0.2%
		Principal Amount (d)	Value
Clock Finance BV Series 2007-1 Class B2, 1.307% 2/25/15 (h)	EUR	100,000	$ 140,862
Geldilux Ltd. Series 2007-TS Class A, 1.369% 9/8/14 (h)	EUR	200,000	290,760
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	246,079	441,085
VCL No. 11 Ltd. Class A, 2.272% 8/21/15 (h)	EUR	89,033	132,346
Volkswagen Car Lease Series 9 Class B, 1.352% 10/21/13 (h)	EUR	35,737	52,806
TOTAL ASSET-BACKED SECURITIES (Cost $978,761)			1,057,859
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.7135% 5/17/60 (h)		300,000	301,147
Fosse Master Issuer PLC Series 2010-4 Class A2, 2.732% 10/18/54 (h)	EUR	650,000	966,392
Granite Master Issuer PLC Series 2005-1 Class A5, 1.346% 12/20/54 (h)	EUR	279,469	394,495
Holmes Master Issuer PLC:
floater Series 2011-1X Class A4, 2.439% 10/15/54 (h)	EUR	500,000	744,878
Series 2010-1X Class A2, 1.7031% 10/15/54 (h)		400,000	401,528
Permanent Master Issuer PLC Series 2011-1X Class 1A2, 2.1992% 7/15/42 (h)	GBP	250,000	417,600
Storm BV Series 2010-1 Class A2, 2.172% 3/22/52 (h)	EUR	500,000	735,808
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,653,551)			3,961,848
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.319% 8/18/17 (h)	EUR	160,730	217,837
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.578% 7/20/16 (h)	EUR	164,128	230,805
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 2.159% 7/22/43 (h)	EUR	100,000	133,308
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1:
Class A2, 1.0294% 4/19/21 (h)	GBP	150,000	$ 234,900
Class B, 1.1994% 4/19/21 (h)	GBP	100,000	154,489
London & Regional Debt Securitisation No. 1 PLC Class A, 0.9775% 10/15/14 (h)	GBP	100,000	157,853
REC Plantation Place Ltd. Series 5 Class A, 1.0494% 7/25/16 (Reg. S) (h)	GBP	96,501	153,951
TOTAL UNITED KINGDOM			701,193
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,249,114)			1,283,143
Fixed-Income Funds - 3.4%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	2,011,655	20,297,595
Fidelity High Income Central Fund 1 (i)	273	27,343
TOTAL FIXED-INCOME FUNDS (Cost $20,144,562)		20,324,938
Preferred Securities - 0.0%
	Principal Amount (d)
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $320,793)	$ 400,000	276,705
Equity Central Funds - 3.1%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $11,905,361)	80,100	18,813,888
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	18,444,006	$ 18,444,006
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,572,482	3,572,482
TOTAL MONEY MARKET FUNDS (Cost $22,016,488)		22,016,488
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $511,367,231)		604,917,492
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(764,983)
NET ASSETS - 100%		$ 604,152,509
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,742,053 or 0.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Emerging Markets Debt Central Fund	$ 116,484
Fidelity Cash Central Fund	13,446
Fidelity Emerging Markets Equity Central Fund	55,547
Fidelity High Income Central Fund 1	244,982
Fidelity Securities Lending Cash Central Fund	12,159
Total	$ 442,618
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ -	$ 20,117,454	$ -	$ 20,297,595	20.3%
Fidelity Emerging Markets Equity Central Fund	16,045,500	2,055,144	910,800	18,813,888	5.5%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 1	$ 10,635,391	$ 244,982	$ 10,900,306	$ 27,343	0.0%
Total	$ 26,680,891	$ 22,417,580	$ 11,811,106	$ 39,138,826
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 161,500,896	$ 161,020,521	$ 480,375	$ -
Japan	36,122,558	-	36,122,558	-
Canada	30,974,924	30,974,924	-	-
United Kingdom	28,822,065	20,710,058	8,112,007	-
France	21,797,034	21,430,652	366,382	-
Germany	12,377,745	12,377,745	-	-
Australia	10,848,134	9,164,895	1,683,239	-
Spain	7,366,827	5,542,540	1,824,287	-
Netherlands	5,038,895	2,500,900	2,537,995	-
Other	42,401,192	35,307,975	7,093,217	-
Corporate Bonds	69,571,594	-	69,571,594	-
Government Obligations	110,360,759	-	110,360,759	-
Asset-Backed Securities	1,057,859	-	1,057,859	-
Collateralized Mortgage Obligations	3,961,848	-	3,961,848	-
Commercial Mortgage Securities	1,283,143	-	1,283,143	-
Fixed-Income Funds	20,324,938	20,324,938	-	-
Preferred Securities	276,705	-	276,705	-
Equity Central Funds	18,813,888	18,813,888	-	-
Money Market Funds	22,016,488	22,016,488	-	-
Total Investments in Securities:	$ 604,917,492	$ 360,185,524	$ 244,731,968	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.2%
AAA,AA,A	21.4%
BBB	4.7%
BB	1.8%
B	1.1%
CCC,CC,C	0.2%
Not Rated	2.7%
Equities	62.3%
Short-Term Investments and Net Other Assets	3.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $53,408,638 of which $23,790,891 and $29,617,747 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,422,181) - See accompanying schedule: Unaffiliated issuers (cost $457,300,820)	$ 543,762,178
Fidelity Central Funds (cost $54,066,411)	61,155,314
Total Investments (cost $511,367,231)		$ 604,917,492
Cash		58,755
Foreign currency held at value (cost $169,951)		171,282
Receivable for investments sold		12,868,057
Receivable for fund shares sold		1,455,372
Dividends receivable		781,026
Interest receivable		2,035,947
Distributions receivable from Fidelity Central Funds		8,774
Prepaid expenses		431
Other receivables		25,678
Total assets		622,322,814

Liabilities
Payable for investments purchased	$ 13,134,376
Payable for fund shares redeemed	882,607
Accrued management fee	344,167
Distribution and service plan fees payable	15,657
Other affiliated payables	124,413
Other payables and accrued expenses	96,603
Collateral on securities loaned, at value	3,572,482
Total liabilities		18,170,305

Net Assets		$ 604,152,509
Net Assets consist of:
Paid in capital		$ 522,813,459
Undistributed net investment income		2,578,016
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,926,361)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		93,687,395
Net Assets		$ 604,152,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,354,837 ÷ 724,524 shares)	$ 23.95

Maximum offering price per share (100/94.25 of $23.95)	$ 25.41
Class T: Net Asset Value and redemption price per share ($7,763,808 ÷ 325,060 shares)	$ 23.88

Maximum offering price per share (100/96.50 of $23.88)	$ 24.75
Class B: Net Asset Value and offering price per share ($2,602,504 ÷ 109,454 shares)A	$ 23.78

Class C: Net Asset Value and offering price per share ($9,070,965 ÷ 382,639 shares)A	$ 23.71

Global Balanced: Net Asset Value, offering price and redemption price per share ($566,617,935 ÷ 23,544,375 shares)	$ 24.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($742,460 ÷ 30,871 shares)	$ 24.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 2,639,525
Interest		3,138,753
Income from Fidelity Central Funds		442,618
Income before foreign taxes withheld		6,220,896
Less foreign taxes withheld		(168,016)
Total income		6,052,880

Expenses
Management fee	$ 2,024,198
Transfer agent fees	605,306
Distribution and service plan fees	81,020
Accounting and security lending fees	144,754
Custodian fees and expenses	176,880
Independent trustees' compensation	1,039
Registration fees	92,795
Audit	42,290
Legal	1,477
Miscellaneous	2,458
Total expenses before reductions	3,172,217
Expense reductions	(33,741)	3,138,476
Net investment income (loss)		2,914,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,340,096
Fidelity Central Funds	462,324
Foreign currency transactions	61,662
Total net realized gain (loss)		41,864,082
Change in net unrealized appreciation (depreciation) on: Investment securities	15,503,650
Assets and liabilities in foreign currencies	15,350
Total change in net unrealized appreciation (depreciation)		15,519,000
Net gain (loss)		57,383,082
Net increase (decrease) in net assets resulting from operations		$ 60,297,486

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,914,404	$ 5,517,939
Net realized gain (loss)	41,864,082	19,436,953
Change in net unrealized appreciation (depreciation)	15,519,000	41,255,535
Net increase (decrease) in net assets resulting from operations	60,297,486	66,210,427
Distributions to shareholders from net investment income	(5,506,342)	(5,069,332)
Distributions to shareholders from net realized gain	(2,817,435)	(1,661,467)
Total distributions	(8,323,777)	(6,730,799)
Share transactions - net increase (decrease)	(14,792,646)	82,336,500
Redemption fees	8,029	14,128
Total increase (decrease) in net assets	37,189,092	141,830,256

Net Assets
Beginning of period	566,963,417	425,133,161
End of period (including undistributed net investment income of $2,578,016 and undistributed net investment income of $5,169,954, respectively)	$ 604,152,509	$ 566,963,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.08	.17	.12
Net realized and unrealized gain (loss)	2.26	2.43	4.39
Total from investment operations	2.34	2.60	4.51
Distributions from net investment income	(.17)	(.23)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.27) K	(.31)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 23.95	$ 21.88	$ 19.59
Total Return B, C, D	10.83%	13.40%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.39% A	1.43%	1.47% A
Expenses net of fee waivers, if any	1.39% A	1.43%	1.47% A
Expenses net of all reductions	1.38% A	1.41%	1.46% A
Net investment income (loss)	.73% A	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,355	$ 11,096	$ 2,912
Portfolio turnover rate G	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.06	.13	.11
Net realized and unrealized gain (loss)	2.25	2.42	4.37
Total from investment operations	2.31	2.55	4.48
Distributions from net investment income	(.13)	(.23)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.24)	(.30) K	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 23.88	$ 21.81	$ 19.56
Total Return B, C, D	10.70%	13.17%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.62%	1.69% A
Expenses net of fee waivers, if any	1.61% A	1.62%	1.69% A
Expenses net of all reductions	1.60% A	1.60%	1.68% A
Net investment income (loss)	.51% A	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,764	$ 5,345	$ 981
Portfolio turnover rate G	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.05
Net realized and unrealized gain (loss)	2.26	2.41	4.35
Total from investment operations	2.25	2.43	4.40
Distributions from net investment income	(.04)	(.16)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.15)	(.23) K	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 23.78	$ 21.68	$ 19.48
Total Return B, C, D	10.43%	12.58%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.17% A	2.18%	2.21% A
Expenses net of fee waivers, if any	2.17% A	2.18%	2.21% A
Expenses net of all reductions	2.16% A	2.16%	2.20% A
Net investment income (loss)	(.05)% A	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,603	$ 2,199	$ 526
Portfolio turnover rate G	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	- J	.03	.05
Net realized and unrealized gain (loss)	2.25	2.40	4.36
Total from investment operations	2.25	2.43	4.41
Distributions from net investment income	(.08)	(.20)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.19)	(.27) K	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 23.71	$ 21.65	$ 19.49
Total Return B, C, D	10.46%	12.58%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.12%	2.20% A
Expenses net of fee waivers, if any	2.14% A	2.12%	2.20% A
Expenses net of all reductions	2.13% A	2.10%	2.19% A
Net investment income (loss)	(.02)% A	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,071	$ 5,463	$ 827
Portfolio turnover rate G	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95
Income from Investment Operations
Net investment income (loss) D	.12	.24	.28	.40	.35	.28
Net realized and unrealized gain (loss)	2.28	2.43	2.95	(6.70)	4.27	2.66
Total from investment operations	2.40	2.67	3.23	(6.30)	4.62	2.94
Distributions from net investment income	(.21)	(.23)	(.38)	(.33)	(.20)	(.14)
Distributions from net realized gain	(.11)	(.08)	(.17)	(1.83)	(2.10)	(1.67)
Total distributions	(.32)	(.30) I	(.55)	(2.16)	(2.30)	(1.81)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 24.07	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08
Total Return B, C	11.06%	13.76%	19.86%	(26.96)%	21.83%	14.23%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08% A	1.11%	1.24%	1.13%	1.14%	1.18%
Expenses net of fee waivers, if any	1.08% A	1.10%	1.23%	1.13%	1.14%	1.18%
Expenses net of all reductions	1.06% A	1.08%	1.21%	1.11%	1.12%	1.14%
Net investment income (loss)	1.05% A	1.16%	1.61%	1.88%	1.55%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 566,618	$ 542,319	$ 419,747	$ 345,279	$ 371,262	$ 260,144
Portfolio turnover rate F	196% A	178%	252%	264%	169%	208%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.11	.23	.21
Net realized and unrealized gain (loss)	2.27	2.44	4.35
Total from investment operations	2.38	2.67	4.56
Distributions from net investment income	(.21)	(.25)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 24.05	$ 21.99	$ 19.64
Total Return B, C	10.97%	13.75%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12% A	1.14%	1.12% A
Expenses net of fee waivers, if any	1.12% A	1.14%	1.12% A
Expenses net of all reductions	1.11% A	1.12%	1.10% A
Net investment income (loss)	1.01% A	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 742	$ 541	$ 140
Portfolio turnover rate F	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 96,007,893
Gross unrealized depreciation	(3,346,107)
Net unrealized appreciation (depreciation) on securities and other investments	$ 92,661,786
Tax cost	$ 512,255,706

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $506,762,290 and $531,664,610, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 16,997	$ 493
Class T	.25%	.25%	15,816	83
Class B	.75%	.25%	11,680	8,781
Class C	.75%	.25%	36,527	17,770
			$ 81,020	$ 27,127

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,873
Class T	1,820
Class B*	1,818
Class C*	1,085
$ 21,596

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,734.28
Class T	7,692.24
Class B	3,522.30
Class C	9,901.27
Global Balanced	564,806.21
Institutional Class	651.25
	$ 605,306

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,943 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,000 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,159. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,741 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 89,410	$ 37,066
Class T	36,393	19,617
Class B	4,186	5,099
Class C	23,671	12,311
Global Balanced	5,347,640	4,993,111
Institutional Class	5,042	2,128
Total	$ 5,506,342	$ 5,069,332
From net realized gain
Class A	$ 57,286	$ 11,880
Class T	29,060	6,510
Class B	10,926	2,421
Class C	31,269	4,711
Global Balanced	2,686,373	1,635,301
Institutional Class	2,521	644
Total	$ 2,817,435	$ 1,661,467

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	267,513	427,541	$ 6,063,250	$ 8,603,228
Reinvestment of distributions	6,226	2,259	136,028	45,687
Shares redeemed	(56,322)	(71,342)	(1,269,384)	(1,433,321)
Net increase (decrease)	217,417	358,458	$ 4,929,894	$ 7,215,594
Class T
Shares sold	122,964	248,501	$ 2,769,948	$ 4,999,816
Reinvestment of distributions	2,547	1,267	55,546	25,580
Shares redeemed	(45,509)	(54,884)	(1,013,919)	(1,101,753)
Net increase (decrease)	80,002	194,884	$ 1,811,575	$ 3,923,643

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	16,620	90,883	$ 376,332	$ 1,821,383
Reinvestment of distributions	605	338	13,164	6,820
Shares redeemed	(9,217)	(16,760)	(207,674)	(335,882)
Net increase (decrease)	8,008	74,461	$ 181,822	$ 1,492,321
Class C
Shares sold	164,631	253,473	$ 3,662,740	$ 5,103,430
Reinvestment of distributions	2,288	781	49,623	15,720
Shares redeemed	(36,581)	(44,403)	(824,137)	(878,835)
Net increase (decrease)	130,338	209,851	$ 2,888,226	$ 4,240,315
Global Balanced
Shares sold	3,911,248	10,255,268	$ 88,514,480	$ 206,039,448
Reinvestment of distributions	348,628	311,787	7,645,415	6,316,797
Shares redeemed	(5,373,455)	(7,304,145)	(120,916,210)	(147,245,863)
Net increase (decrease)	(1,113,579)	3,262,910	$ (24,756,315)	$ 65,110,382
Institutional Class
Shares sold	19,364	23,215	$ 443,041	$ 472,840
Reinvestment of distributions	176	133	3,866	2,697
Shares redeemed	(13,266)	(5,875)	(294,755)	(121,292)
Net increase (decrease)	6,274	17,473	$ 152,152	$ 354,245

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Company
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GBL-USAN-0611
1.848652.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Balanced
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2011

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Global Balanced Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.39%
Actual		$ 1,000.00	$ 1,108.30	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class T	1.61%
Actual		$ 1,000.00	$ 1,107.00	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.17%
Actual		$ 1,000.00	$ 1,104.30	$ 11.32
HypotheticalA		$ 1,000.00	$ 1,014.03	$ 10.84
Class C	2.14%
Actual		$ 1,000.00	$ 1,104.60	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Global Balanced	1.08%
Actual		$ 1,000.00	$ 1,110.60	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,109.70	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United States of America 35.2%
Japan 16.5%
United Kingdom 8.0%
Canada 5.7%
France 4.7%
Germany 3.5%
Italy 3.5%
Spain 2.8%
Australia 2.2%
Other 17.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United States of America 36.1%
Japan 18.2%
United Kingdom 8.4%
Germany 6.5%
France 5.9%
Canada 4.4%
Australia 2.8%
Switzerland 1.9%
Netherlands 1.4%
Other 14.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	62.2	57.9
Bonds	34.1	38.5
Convertible Securities	0.1	0.1
Other Investments	0.0	0.1
Short-Term Investments and Net Other Assets	3.6	3.4
Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Estee Lauder Companies, Inc. Class A (United States of America)	1.2	1.0
Alcatel-Lucent SA sponsored ADR (France)	1.1	0.0
Lincoln National Corp. (United States of America)	1.1	0.0
Exxon Mobil Corp. (United States of America)	1.1	1.1
Apple, Inc. (United States of America)	0.9	1.1
	5.4
Top Five Bond Issuers as of April 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	8.5	10.3
Italian Republic	2.2	0.2
U.S. Treasury Obligations	2.0	3.3
Spanish Kingdom	1.3	0.5
German Federal Republic	1.3	3.9
	15.3
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	15.9
Consumer Discretionary	9.6	9.9
Energy	10.0	6.3
Information Technology	9.4	9.7
Health Care	7.4	5.9
Industrials	6.8	10.6
Materials	5.9	5.8
Consumer Staples	3.7	3.9
Telecommunication Services	2.3	2.3
Utilities	1.5	1.4

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.8%
	Shares	Value
Australia - 1.8%
AMP Ltd.	61,461	$ 369,308
ASX Ltd.	1,634	57,513
Australia & New Zealand Banking Group Ltd.	10,884	289,168
BHP Billiton Ltd.	33,234	1,683,239
Billabong International Ltd.	24,135	178,632
Coca-Cola Amatil Ltd.	13,366	174,990
Cochlear Ltd.	4,450	392,891
Commonwealth Bank of Australia	22,764	1,340,641
Crown Ltd.	35,037	323,864
CSL Ltd.	13,695	515,819
Fosters Group Ltd.	51,948	320,121
JB Hi-Fi Ltd.	8,888	184,291
Macquarie Group Ltd.	12,190	469,960
National Australia Bank Ltd.	29,851	886,372
Newcrest Mining Ltd.	13,519	614,438
QBE Insurance Group Ltd.	18,230	373,998
Redstone Resources Ltd. (a)	488,373	187,425
Rio Tinto Ltd.	6,743	607,836
Suncorp-Metway Ltd.	53,653	489,470
Telstra Corp. Ltd.	110,010	351,022
Wesfarmers Ltd.	18,890	689,739
Worleyparsons Ltd.	10,439	347,397
TOTAL AUSTRALIA		10,848,134
Bailiwick of Jersey - 0.7%
Charter International PLC	31,100	426,505
Experian PLC	63,500	855,458
Randgold Resources Ltd. sponsored ADR	7,100	614,647
Shire PLC	30,957	960,703
Shire PLC sponsored ADR	17,000	1,584,570
TOTAL BAILIWICK OF JERSEY		4,441,883
Belgium - 0.1%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	41
Umicore SA	13,364	766,552
TOTAL BELGIUM		766,593
Bermuda - 0.3%
GOME Electrical Appliances Holdings Ltd. (a)	571,000	205,129
Huabao International Holdings Ltd.	306,000	453,900
Li & Fung Ltd.	72,000	368,052
Noble Group Ltd.	176,000	320,641
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	256,000	$ 158,552
Ports Design Ltd.	38,000	104,709
TOTAL BERMUDA		1,610,983
British Virgin Islands - 0.1%
Arcos Dorados Holdings, Inc.	20,000	440,600
Canada - 5.1%
Agnico-Eagle Mines Ltd. (Canada)	1,500	104,513
Agrium, Inc.	3,200	290,067
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	800	21,013
Astral Media, Inc. Class A (non-vtg.)	1,300	50,579
Bank of Montreal	7,000	459,761
Bank of Nova Scotia	13,400	817,087
Barrick Gold Corp.	10,300	526,050
Baytex Energy Corp.	4,800	296,442
BCE, Inc.	11,600	434,770
Bombardier, Inc. Class B (sub. vtg.)	219,100	1,632,655
Brookfield Asset Management, Inc. Class A	6,700	225,623
Brookfield Properties Corp.	6,800	134,548
CAE, Inc.	8,000	107,811
Calfrac Well Services Ltd.	3,200	113,206
Canadian Imperial Bank of Commerce	6,100	528,116
Canadian National Railway Co.	7,800	605,054
Canadian Natural Resources Ltd.	18,200	856,233
Cenovus Energy, Inc.	9,500	365,300
CGI Group, Inc. Class A (sub. vtg.) (a)	19,200	420,082
Copper Mountain Mining Corp. (a)	3,000	22,989
Crescent Point Energy Corp.	3,500	158,926
Detour Gold Corp. (a)	4,600	155,489
Eldorado Gold Corp.	11,100	206,607
Enbridge, Inc.	9,700	630,536
Finning International, Inc.	10,000	293,309
First Quantum Minerals Ltd.	7,900	1,125,840
Gildan Activewear, Inc.	3,000	111,743
Goldcorp, Inc.	23,000	1,285,773
Grande Cache Coal Corp. (a)	84,100	717,352
IAMGOLD Corp.	5,500	114,348
IESI-BFC Ltd.	3,900	98,974
Imperial Oil Ltd.	5,400	285,382
Industrial Alliance Life Insurance Co.	2,500	107,441
Intact Financial Corp.	2,200	111,616
Ivanhoe Mines Ltd. (a)	3,910	102,534
Common Stocks - continued
	Shares	Value
Canada - continued
Keyera Corp.	60,423	$ 2,506,076
Kodiak Oil & Gas Corp. (a)	117,000	821,340
Lundin Mining Corp. (a)	25,000	244,689
MacDonald Dettwiler & Associates Ltd.	1,700	102,438
Magna International, Inc. Class A (sub. vtg.)	3,100	159,309
Manulife Financial Corp.	19,000	341,201
Metro, Inc. Class A (sub. vtg.)	3,000	146,813
National Bank of Canada	2,300	190,447
Niko Resources Ltd.	800	67,604
Open Text Corp. (a)	2,000	122,524
Osisko Mining Corp. (a)	2,500	36,598
Pacific Rubiales Energy Corp.	3,500	106,358
Penn West Petroleum Ltd.	5,000	128,316
Petrobank Energy & Resources Ltd.	5,900	124,847
Petrominerales Ltd.	7,105	271,929
Potash Corp. of Saskatchewan, Inc.	13,200	745,735
Precision Drilling Corp. (a)	8,000	121,171
Quebecor, Inc. Class B (sub. vtg.)	2,200	78,155
Rogers Communications, Inc. Class B (non-vtg.)	4,050	153,293
Royal Bank of Canada	17,400	1,096,121
Silver Wheaton Corp.	10,000	406,934
SNC-Lavalin Group, Inc.	2,000	121,002
Sun Life Financial, Inc.	8,900	291,336
Suncor Energy, Inc.	31,672	1,459,905
SunOpta, Inc. (a)	17,000	120,020
SXC Health Solutions Corp. (a)	8,600	475,313
Talisman Energy, Inc.	41,600	1,004,714
Teck Resources Ltd. Class B (sub. vtg.)	5,800	315,288
TELUS Corp.	4,200	221,342
The Toronto-Dominion Bank	10,600	917,823
Thomson Reuters Corp.	5,000	202,727
Tim Hortons, Inc. (Canada)	4,000	194,609
Trican Well Service Ltd.	7,000	172,540
Trinidad Drilling Ltd.	49,200	563,712
Uranium One, Inc.	72,700	302,757
Valeant Pharmaceuticals International, Inc. (Canada)	57,160	3,014,781
Vermilion Energy, Inc.	2,000	107,388
TOTAL CANADA		30,974,924
Cayman Islands - 0.3%
E-Commerce China Dangdang, Inc. ADR	3,000	69,030
Geely Automobile Holdings Ltd.	515,000	206,231
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Hengdeli Holdings Ltd.	936,000	$ 560,421
Herbalife Ltd.	4,000	359,120
Minth Group Ltd.	92,000	141,442
Shenguan Holdings Group Ltd.	104,000	138,197
Tencent Holdings Ltd.	13,900	395,542
The United Laboratories International Holdings Ltd.	12,000	20,210
TOTAL CAYMAN ISLANDS		1,890,193
China - 0.1%
Baidu.com, Inc. sponsored ADR (a)	5,200	772,304
Denmark - 0.7%
Carlsberg A/S Series B	6,400	760,134
FLSmidth & Co. A/S	4,900	441,836
Novo Nordisk A/S Series B	22,275	2,819,979
Pandora A/S	8,900	400,906
TOTAL DENMARK		4,422,855
Finland - 0.2%
Fortum Corp.	14,300	492,674
Nokian Tyres PLC	15,500	803,551
TOTAL FINLAND		1,296,225
France - 3.6%
Alcatel-Lucent SA sponsored ADR (a)	1,029,000	6,729,660
Alstom SA	17,600	1,170,373
Arkema SA	7,100	739,837
Atos Origin SA (a)	10,516	648,052
AXA SA (e)	45,000	1,009,808
BNP Paribas SA	20,236	1,601,487
Club Mediterranee SA (a)	13,200	307,648
Compagnie Generale de Geophysique SA (a)	10,400	366,382
Danone	14,800	1,084,141
Iliad Group SA	5,064	650,994
L'Oreal SA	9,400	1,191,972
LVMH Moet Hennessy - Louis Vuitton	6,377	1,145,281
Natixis SA	96,700	556,027
PPR SA	7,300	1,305,641
Publicis Groupe SA	12,100	685,716
Remy Cointreau SA	5,491	452,535
Safran SA	16,200	628,681
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	6,236	$ 1,101,946
VINCI SA	6,300	420,853
TOTAL FRANCE		21,797,034
Germany - 1.8%
adidas AG	8,900	662,562
Bayerische Motoren Werke AG (BMW)	26,000	2,452,008
Fresenius Medical Care AG & Co. KGaA	8,500	668,036
HeidelbergCement AG	10,900	833,570
Infineon Technologies AG	34,700	393,912
Kabel Deutschland Holding AG (a)	12,700	793,740
Linde AG	3,964	713,972
MAN SE	6,079	847,207
SAP AG	16,138	1,039,807
Siemens AG	15,171	2,207,130
TOTAL GERMANY		10,611,944
Hong Kong - 0.4%
BOC Hong Kong (Holdings) Ltd.	158,000	496,401
Cheung Kong Holdings Ltd.	20,000	314,693
Esprit Holdings Ltd.	19,600	81,516
Hong Kong Exchanges and Clearing Ltd.	23,300	531,625
Hutchison Whampoa Ltd.	46,000	525,372
SJM Holdings Ltd.	131,000	282,366
TOTAL HONG KONG		2,231,973
Ireland - 0.4%
Covidien PLC	35,000	1,949,150
James Hardie Industries NV CDI (a)	49,111	317,716
TOTAL IRELAND		2,266,866
Isle of Man - 0.1%
Genting Singapore PLC (a)	200,000	354,561
Italy - 0.8%
Enel SpA	191,395	1,364,741
Fiat Industrial SpA (a)	54,000	802,248
Fiat SpA	37,100	395,933
Intesa Sanpaolo SpA	303,193	1,006,859
Prysmian SpA	15,800	372,809
Saipem SpA	11,308	642,005
TOTAL ITALY		4,584,595
Common Stocks - continued
	Shares	Value
Japan - 6.0%
Asahi Glass Co. Ltd.	122,000	$ 1,548,759
Asahi Kasei Corp.	159,000	1,098,912
Canon, Inc.	3,700	174,221
Cookpad, Inc. (a)(e)	3,800	80,288
Cosmos Pharmaceutical Corp.	4,000	177,200
CyberAgent, Inc.	306	1,101,976
Daibiru Corp.	15,100	119,785
Daiwa House Industry Co. Ltd.	20,000	242,294
DeNA Co. Ltd.	6,700	251,488
Denso Corp.	1,600	53,540
Don Quijote Co. Ltd.	23,300	872,531
East Japan Railway Co.	10,800	600,196
Elpida Memory, Inc. (a)	45,600	683,185
Exedy Corp.	8,300	265,127
Fast Retailing Co. Ltd.	1,200	189,188
Ferrotec Corp.	24,800	567,067
Fuji Machine Manufacturing Co. Ltd.	13,900	325,116
Fujifilm Holdings Corp.	3,100	96,361
Fujitsu Ltd.	217,000	1,243,189
GREE, Inc.	33,500	689,793
Hitachi Construction Machinery Co. Ltd.	26,100	636,218
Hitachi Transport System Ltd.	14,000	194,519
Honda Motor Co. Ltd.	14,500	557,371
Ishikawajima-Harima Heavy Industries Co. Ltd.	100,000	254,410
Japan Tobacco, Inc.	145	563,444
JX Holdings, Inc.	109,880	773,755
Kakaku.com, Inc.	49	282,343
Kenedix Realty Investment Corp.	36	152,982
Kuraray Co. Ltd.	21,600	314,619
Lawson, Inc.	8,700	426,804
Makita Corp.	23,300	1,071,222
Mandom Corp.	4,700	123,550
Marubeni Corp.	35,000	255,666
Mitsubishi Corp.	19,400	526,212
Mitsui & Co. Ltd.	93,500	1,663,636
MORI TRUST Sogo (REIT), Inc.	44	446,874
MS&AD Insurance Group Holdings, Inc.	38,300	896,794
NHK Spring Co. Ltd.	52,000	494,451
Nichi-iko Pharmaceutical Co. Ltd.	12,400	320,479
Nippon Television Network Corp.	910	129,387
Nitto Boseki Co. Ltd.	96,000	233,150
NOK Corp.	35,000	598,173
Common Stocks - continued
	Shares	Value
Japan - continued
NTT DoCoMo, Inc.	503	$ 933,139
NTT Urban Development Co.	499	413,993
Oracle Corp. Japan	2,700	116,984
ORIX Corp.	11,020	1,082,528
Pioneer Corp. (a)	33,400	141,259
Raito Kogyo Co. Ltd.	27,400	99,131
Rakuten, Inc.	730	677,758
Santen Pharmaceutical Co. Ltd.	7,800	301,666
SBI Holdings, Inc. Japan	2,504	269,910
SMC Corp.	10,200	1,863,060
SOFTBANK CORP.	23,200	978,846
Sumitomo Heavy Industries Ltd.	141,000	929,705
Sumitomo Metal Mining Co. Ltd.	26,000	464,187
Sumitomo Mitsui Financial Group, Inc.	39,200	1,217,475
Sumitomo Mitsui Trust Holdings, Inc.	155,000	533,559
T&D Holdings, Inc.	26,400	651,822
Takasago Thermal Engineering Co. Ltd.	12,500	106,751
Terumo Corp.	5,300	295,545
Toray Industries, Inc.	55,000	407,918
Toshiba Corp.	101,000	537,748
Tosoh Corp.	152,000	587,932
Toyo Engineering Corp.	72,000	290,849
Toyota Motor Corp.	28,900	1,152,712
Universal Entertainment Corp. (a)	6,400	234,199
Yamaha Motor Co. Ltd. (a)	18,700	359,410
Yamato Kogyo Co. Ltd.	5,400	178,197
TOTAL JAPAN		36,122,558
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	18,900	698,490
Netherlands - 0.8%
AEGON NV (a)	118,000	937,946
ASML Holding NV (Netherlands)	12,500	521,043
ING Groep NV (Certificaten Van Aandelen) (a)	81,900	1,079,006
LyondellBasell Industries NV Class A	56,200	2,500,900
TOTAL NETHERLANDS		5,038,895
Norway - 0.5%
Aker Solutions ASA	33,100	798,738
DnB NOR ASA	32,000	520,286
Storebrand ASA (A Shares) (e)	160,500	1,667,302
TOTAL NORWAY		2,986,326
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.0%
Oil Search Ltd.	40,255	$ 311,184
Poland - 0.1%
Eurocash SA	42,000	514,211
Russia - 0.5%
Magnit OJSC GDR (Reg. S)	21,800	610,400
Magnitogorsk Iron & Steel Works OJSC unit	27,700	347,912
Mechel Steel Group OAO sponsored ADR	16,000	457,120
OAO Gazprom sponsored ADR	62,200	1,061,132
Sberbank (Savings Bank of the Russian Federation) GDR	1,300	518,457
Uralkali JSC GDR (Reg. S)	7,400	310,578
TOTAL RUSSIA		3,305,599
Singapore - 0.2%
Avago Technologies Ltd.	12,100	404,866
Keppel Corp. Ltd.	54,100	525,951
TOTAL SINGAPORE		930,817
South Africa - 0.1%
Barloworld Ltd.	24,200	274,466
Mr Price Group Ltd.	49,400	505,375
TOTAL SOUTH AFRICA		779,841
Spain - 1.2%
Banco Santander SA (e)	185,450	2,368,365
Gestevision Telecinco SA	184,123	2,069,149
Inditex SA	12,323	1,105,026
Telefonica SA	67,903	1,824,287
TOTAL SPAIN		7,366,827
Sweden - 0.5%
Elekta AB (B Shares)	7,600	346,329
Medivir AB (B Shares) (a)	8,000	185,654
Swedbank AB (A Shares)	31,246	592,503
Telefonaktiebolaget LM Ericsson:
(B Shares)	75,319	1,142,656
(B Shares) sponsored ADR	37,000	562,400
TOTAL SWEDEN		2,829,542
Switzerland - 0.8%
Compagnie Financiere Richemont SA Series A	18,987	1,226,808
Schindler Holding AG (participation certificate)	5,308	686,546
The Swatch Group AG (Bearer)	2,090	1,027,908
Common Stocks - continued
	Shares	Value
Switzerland - continued
Transocean Ltd. (a)	7,600	$ 552,900
UBS AG (a)	73,536	1,471,389
TOTAL SWITZERLAND		4,965,551
United Kingdom - 4.8%
ARM Holdings PLC sponsored ADR	6,000	188,760
Aviva PLC	88,300	660,856
BG Group PLC	74,001	1,895,579
BHP Billiton PLC	29,454	1,245,354
BP PLC	170,200	1,308,414
BP PLC sponsored ADR	12,400	572,136
British Land Co. PLC	64,876	650,755
British Sky Broadcasting Group PLC	36,500	513,364
Burberry Group PLC	43,000	930,162
Carphone Warehouse Group PLC (a)	219,850	1,460,687
Cookson Group PLC	42,900	512,728
Filtrona PLC	61,800	355,114
Fresnillo PLC	17,000	465,991
HSBC Holdings PLC sponsored ADR	31,596	1,721,034
International Personal Finance PLC	71,800	440,760
Kazakhmys PLC	21,200	488,338
Kesa Electricals PLC	162,900	351,020
Lloyds Banking Group PLC (a)	911,800	905,315
Micro Focus International PLC	129,900	806,099
Misys PLC	108,500	571,988
Morgan Crucible Co. PLC	136,100	704,758
Next PLC	9,100	340,038
Prudential PLC	125,959	1,629,633
Reckitt Benckiser Group PLC	18,400	1,021,643
Royal Dutch Shell PLC Class A (United Kingdom)	85,637	3,322,291
Sage Group PLC	83,300	396,561
Schroders PLC	15,100	478,733
SuperGroup PLC (a)	17,900	474,217
Taylor Wimpey PLC (a)	425,800	276,750
Vodafone Group PLC	817,200	2,362,435
Wolfson Microelectronics PLC (a)	101,000	403,218
Xstrata PLC	53,800	1,367,334
TOTAL UNITED KINGDOM		28,822,065
United States of America - 26.7%
AboveNet, Inc.	21,800	1,455,150
Acorda Therapeutics, Inc. (a)	13,000	364,520
Common Stocks - continued
	Shares	Value
United States of America - continued
Affiliated Managers Group, Inc. (a)	12,000	$ 1,308,960
Agilent Technologies, Inc. (a)	47,200	2,355,752
Air Lease Corp. Class A	10,000	276,000
Altera Corp.	11,000	535,700
Amazon.com, Inc. (a)	9,600	1,886,400
Apple, Inc. (a)	15,800	5,502,034
Ardea Biosciences, Inc. (a)	20,200	572,670
Ariba, Inc. (a)	67,027	2,330,529
Armstrong World Industries, Inc.	30,100	1,346,975
Aruba Networks, Inc. (a)	37,000	1,329,410
Baker Hughes, Inc.	41,000	3,173,810
Baxter International, Inc.	27,000	1,536,300
BGC Partners, Inc. Class A	27,000	260,550
Biogen Idec, Inc. (a)	2,000	194,700
Brigham Exploration Co. (a)	32,000	1,072,960
Cal Dive International, Inc. (a)	61,000	479,460
Calix Networks, Inc. (a)	7,000	153,020
Carlisle Companies, Inc.	66,000	3,269,640
Ceva, Inc. (a)	26,000	795,080
Chevron Corp.	31,000	3,392,640
Ciena Corp. (a)	41,000	1,157,840
Cognizant Technology Solutions Corp. Class A (a)	7,100	588,590
Concho Resources, Inc. (a)	6,000	641,100
Convio, Inc. (a)	7,700	94,248
CSX Corp.	33,000	2,596,770
Cummins, Inc.	1,800	216,324
Deckers Outdoor Corp. (a)	6,000	509,160
DexCom, Inc. (a)	2,000	33,300
Double Eagle Petroleum Co. (a)	57,000	580,260
DSW, Inc. Class A (a)	27,100	1,286,708
Dynavax Technologies Corp. (a)	33,000	91,740
eBay, Inc. (a)	75,000	2,580,000
Edwards Lifesciences Corp. (a)	47,000	4,058,450
Elizabeth Arden, Inc. (a)	30,000	901,800
EMC Corp. (a)	48,000	1,360,320
Equity Residential (SBI)	46,000	2,747,120
Estee Lauder Companies, Inc. Class A	75,000	7,275,000
Exxon Mobil Corp.	74,300	6,538,400
Fossil, Inc. (a)	33,000	3,160,740
Fresh Market, Inc.	500	20,910
G-III Apparel Group Ltd. (a)	55,700	2,498,702
Green Mountain Coffee Roasters, Inc. (a)	37,000	2,477,520
Common Stocks - continued
	Shares	Value
United States of America - continued
GT Solar International, Inc. (a)	34,000	$ 379,780
Halliburton Co.	24,300	1,226,664
HeartWare International, Inc. (a)	7,400	552,114
Holly Corp.	22,000	1,273,800
Illumina, Inc. (a)	23,100	1,639,638
ImmunoGen, Inc. (a)	19,000	253,840
Informatica Corp. (a)	54,000	3,024,540
Intuit, Inc. (a)	69,000	3,833,640
iRobot Corp. (a)	57,000	2,018,940
Kenexa Corp. (a)	12,000	353,040
Key Energy Services, Inc. (a)	75,000	1,365,000
KKR Financial Holdings LLC	96,000	969,600
Leucadia National Corp.	25,700	993,562
Limited Brands, Inc.	15,000	617,400
Lincoln National Corp.	214,000	6,683,220
Magma Design Automation, Inc. (a)	29,000	184,440
Mako Surgical Corp. (a)	88,600	2,433,842
Marathon Oil Corp.	65,500	3,539,620
MasterCard, Inc. Class A	5,000	1,379,450
McKesson Corp.	39,000	3,237,390
Mead Johnson Nutrition Co. Class A	8,100	541,728
Micromet, Inc. (a)	25,000	169,000
Neurocrine Biosciences, Inc. (a)	12,700	97,663
Noble Energy, Inc.	3,900	375,453
Northern Oil & Gas, Inc. (a)	14,000	332,640
Occidental Petroleum Corp.	5,000	571,450
Oil States International, Inc. (a)	9,400	780,294
ONEOK, Inc.	8,000	559,520
OpenTable, Inc. (a)	3,000	333,870
Pall Corp.	8,000	467,520
Perrigo Co.	50,000	4,518,000
Pioneer Natural Resources Co.	19,000	1,942,370
Polycom, Inc. (a)	20,000	1,196,600
Polypore International, Inc. (a)	32,400	2,001,348
PPL Corp.	72,000	1,974,960
Prestige Brands Holdings, Inc. (a)	73,000	843,150
QUALCOMM, Inc.	47,000	2,671,480
Rackspace Hosting, Inc. (a)	7,000	323,330
ResMed, Inc. CDI	70,541	228,177
Resolute Energy Corp. (a)	8,400	148,596
Retail Ventures, Inc. (a)	40,000	821,200
RightNow Technologies, Inc. (a)	5,000	180,900
Common Stocks - continued
	Shares	Value
United States of America - continued
Riverbed Technology, Inc. (a)	7,000	$ 245,980
salesforce.com, Inc. (a)	4,500	623,700
SandRidge Energy, Inc. (a)	42,000	519,120
Sirius XM Radio, Inc. (a)	963,000	1,916,370
Southern Co.	12,000	468,480
Spectrum Brands Holdings, Inc. (a)	15,000	487,500
SPS Commerce, Inc. (a)	9,300	152,613
St. Jude Medical, Inc.	41,000	2,191,040
Starbucks Corp.	59,000	2,135,210
SuccessFactors, Inc. (a)	17,000	589,390
Superior Energy Services, Inc. (a)	31,000	1,191,020
SVB Financial Group (a)	56,900	3,439,036
Targa Resources Corp.	7,100	248,642
Targacept, Inc. (a)	17,210	416,138
Tesoro Logistics LP	8,400	199,164
Theravance, Inc. (a)	41,000	1,137,750
TIBCO Software, Inc. (a)	18,000	539,820
TJX Companies, Inc.	65,000	3,485,300
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	12,000	638,280
Universal Display Corp. (a)	11,000	604,340
Vera Bradley, Inc.	15,100	734,464
Vertex Pharmaceuticals, Inc. (a)	34,000	1,870,680
Virgin Media, Inc.	31,700	959,242
W.R. Grace & Co. (a)	27,000	1,224,720
WebMD Health Corp. (a)	22,220	1,285,871
Weight Watchers International, Inc.	14,000	1,088,500
ZIOPHARM Oncology, Inc. (a)	77,000	582,120
TOTAL UNITED STATES OF AMERICA		161,020,521
TOTAL COMMON STOCKS (Cost $286,087,894)		355,004,094
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
PPL Corp. 8.75% (a)	9,000	480,375
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
ProSiebenSat.1 Media AG	25,200	$ 721,703
Volkswagen AG	5,300	1,044,098
TOTAL GERMANY		1,765,801
TOTAL PREFERRED STOCKS (Cost $1,428,646)		2,246,176
Corporate Bonds - 11.5%
		Principal Amount (d)
Convertible Bonds - 0.0%
United States of America - 0.0%
Greenbrier Companies, Inc. 3.5% 4/1/18 (f)		$ 260,000	267,475
Nonconvertible Bonds - 11.5%
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	373,259
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	279,164
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	333,224
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	374,807
4.875% 11/19/19		600,000	628,455
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	598,535
TOTAL AUSTRALIA			2,587,444
Bailiwick of Jersey - 0.1%
BAA Funding Ltd. 4.125% 10/12/18	EUR	250,000	365,121
Gatwick Funding Ltd. 6.5% 3/2/43	GBP	250,000	430,591
TOTAL BAILIWICK OF JERSEY			795,712
Belgium - 0.1%
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	450,000	603,219
Bermuda - 0.1%
Li & Fung Ltd. 5.25% 5/13/20		700,000	711,512
Brazil - 0.1%
Telemar Norte Leste SA 5.125% 12/15/17 (Reg. S)	EUR	250,000	364,283
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	389,264
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Canada - 0.0%
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	$ 235,266
Cayman Islands - 0.4%
Banco Do Brasil SA 4.5% 1/20/16 (Reg. S)	EUR	200,000	293,515
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	271,273
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	479,716
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	300,000	478,570
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	150,000	292,529
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	234,295
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	193,786
TOTAL CAYMAN ISLANDS			2,243,684
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	323,052
Denmark - 0.0%
TDC AS 4.375% 2/23/18	EUR	200,000	299,081
France - 1.1%
Arkema SA 4% 10/25/17	EUR	250,000	362,453
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	679,597
BNP Paribas SA 5.019% (g)(h)	EUR	150,000	202,184
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(h)	EUR	50,000	66,761
Compagnie de St. Gobain 1.53% 4/11/12 (h)	EUR	175,000	258,902
Credit Agricole SA 7.875% (g)(h)	EUR	200,000	306,608
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	386,074
Credit Logement SA:
1.773% (g)(h)	EUR	150,000	185,520
4.604% (g)(h)	EUR	250,000	303,646
EDF SA 4.625% 9/11/24	EUR	150,000	222,635
Lafarge SA 8.75% 5/30/17	GBP	250,000	495,377
Legrand SA 4.375% 3/21/18	EUR	400,000	592,343
Safran SA 4% 11/26/14	EUR	550,000	811,656
Societe Generale:
1.273% 6/7/17 (h)	EUR	100,000	143,742
7.756% (g)(h)	EUR	350,000	522,308
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - continued
Societe Generale SCF 4% 7/7/16	EUR	450,000	$ 682,872
Veolia Environnement 6.125% 11/25/33	EUR	250,000	404,157
TOTAL FRANCE			6,626,835
Germany - 0.1%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	319,010
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	365,387
TOTAL GERMANY			684,397
India - 0.0%
Export-Import Bank of India 0.6913% 6/7/12 (h)	JPY	20,000,000	242,539
Ireland - 0.3%
Allied Irish Banks PLC 1.248% 9/15/11 (h)	EUR	350,000	489,907
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	302,642	466,204
Bank of Ireland 0.8534% 2/15/12 (h)	GBP	550,000	849,816
TOTAL IRELAND			1,805,927
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	308,883
Italy - 0.5%
Intesa Sanpaolo SpA:
2.7125% 2/24/14 (f)(h)		400,000	409,950
3.75% 11/23/16	EUR	350,000	503,006
4.375% 8/16/16	EUR	500,000	748,265
6.375% 11/12/17 (h)	GBP	150,000	247,671
Pirelli & C SpA 5.125% 2/22/16	EUR	500,000	744,746
Unione di Banche Italiane SCpA 4.5% 2/22/16	EUR	200,000	296,326
TOTAL ITALY			2,949,964
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	464,088
Sumitomo Mitsui Banking Corp. 4% 11/9/20 (Reg. S)	EUR	200,000	266,971
TOTAL JAPAN			731,059
Korea (South) - 0.6%
Export-Import Bank of Korea 5.875% 1/14/15		500,000	548,015
Kookmin Bank 5.875% 6/11/12		200,000	208,321
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	205,705
Korea National Housing Corp. 4.875% 9/10/14		800,000	848,681
Korea Resources Corp. 4.125% 5/19/15		610,000	626,787
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Korea (South) - continued
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		$ 450,000	$ 462,029
5% 9/30/14 (Reg. S)		200,000	212,976
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	314,799
TOTAL KOREA (SOUTH)			3,427,313
Luxembourg - 0.8%
Alrosa Finance SA 7.75% 11/3/20 (Reg. S)		600,000	646,500
ArcelorMittal SA 6.75% 3/1/41		200,000	204,684
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	300,000	444,938
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	233,305
6.51% 3/7/22 (Reg. S)		450,000	474,750
6.58% 10/31/13	GBP	100,000	177,949
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	377,706
7.125% 4/23/15	EUR	150,000	244,945
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)		800,000	794,760
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	484,952
SB Capital SA 5.4% 3/24/17 (Reg. S)		400,000	407,750
Steel Capital SA 6.7% 10/25/17 (Reg. S)		300,000	308,625
TMK Capital SA 7.75% 1/27/18		300,000	311,250
TOTAL LUXEMBOURG			5,112,114
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20		400,000	417,570
Multi-National - 0.2%
European Community 3.25% 4/4/18	EUR	1,000,000	1,472,021
Netherlands - 0.4%
AI Finance BV 10.875% 7/15/12		100,000	87,500
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	400,987	544,315
GT 2005 Bonds BV 5% 7/21/14 (h)		250,000	233,370
ING Bank NV 4.75% 5/27/19	EUR	200,000	311,140
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	470,808
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Netherlands - continued
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	$ 305,133
Rabobank Nederland 5.875% 5/20/19	EUR	350,000	554,683
TOTAL NETHERLANDS			2,506,949
Norway - 0.4%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	307,768
Kommunalbanken AS 5.125% 5/30/12		1,900,000	1,991,523
TOTAL NORWAY			2,299,291
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	311,670
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	409,474
TOTAL RUSSIA			721,144
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.25% 3/30/15	EUR	900,000	1,329,374
Mapfre SA 5.921% 7/24/37 (h)	EUR	250,000	310,154
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	173,883
Telefonica Emisiones SAU 4.75% 2/7/17	EUR	100,000	150,390
TOTAL SPAIN			1,963,801
Sweden - 0.3%
Nordea Bank AB 0.5095% 6/9/16 (h)		400,000	398,098
Svenska Handelsbanken AB 3.625% 2/16/16	EUR	450,000	661,033
Swedbank AB 0.4935% 5/18/17 (h)		500,000	487,655
TOTAL SWEDEN			1,546,786
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	516,065
United Arab Emirates - 0.0%
Emirates Bank International PJSC 4.7728% 4/30/12 (h)		229,000	233,008
United Kingdom - 2.1%
3i Group PLC:
1.362% 6/8/12 (h)	EUR	400,000	578,729
5.625% 3/17/17	EUR	150,000	225,112
Anglo American Capital PLC 6.875% 5/1/18	GBP	300,000	567,007
Barclays Bank PLC:
4.875% (g)(h)	EUR	350,000	447,137
6.75% 1/16/23 (h)	GBP	300,000	523,039
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	$ 195,874
8.125% 11/15/13		200,000	229,606
BP Capital Markets PLC 3.875% 3/10/15		850,000	891,750
Broadgate PLC 1.6206% 10/5/25 (h)	GBP	23,750	35,308
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	497,051
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	290,171
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	511,539
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	637,580
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	247,674
7.75% 6/24/19	GBP	500,000	988,443
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	206,094
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	577,324
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	174,702
7.125% 12/1/37 (f)		200,000	199,118
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	436,957
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	450,000	656,162
7.125% 10/19/16	GBP	200,000	366,773
Royal Bank of Scotland PLC:
0.9895% 4/11/16 (h)		250,000	223,896
5.75% 5/21/14	EUR	500,000	776,120
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	560,588
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	200,000	312,836
Tesco PLC 5.875% 9/12/16	EUR	100,000	164,757
Ubs AG London Branch 6.25% 9/3/13	EUR	100,000	158,574
Virgin Media Secured Finance PLC 7% 1/15/18	GBP	100,000	179,568
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	270,632
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	256,762
TOTAL UNITED KINGDOM			12,386,883
United States of America - 2.5%
Altria Group, Inc.:
8.5% 11/10/13		210,000	245,278
9.25% 8/6/19		400,000	526,841
Apache Corp. 5.1% 9/1/40		450,000	432,123
Bank of America Corp. 4.75% 5/6/19	EUR	250,000	354,549
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	$ 730,157
4.587% 12/15/15		500,000	529,349
Comcast Corp. 6.4% 3/1/40		300,000	319,075
COX Communications, Inc. 8.375% 3/1/39 (f)		200,000	264,527
Credit Suisse New York Branch:
4.375% 8/5/20		600,000	599,335
5% 5/15/13		400,000	428,736
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	420,020
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	265,327
Frontier Oil Corp. 6.875% 11/15/18		45,000	47,025
General Electric Capital Corp. 5.9% 5/13/14		160,000	178,395
General Electric Co. 5.25% 12/6/17		400,000	443,134
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	333,881
Goldman Sachs Group, Inc. 6% 5/1/14		150,000	165,753
JPMorgan Chase & Co. 4.25% 10/15/20		1,020,000	992,517
KeyBank NA:
1.203% 11/21/11 (h)	EUR	50,000	73,373
1.254% 2/9/12 (h)	EUR	510,000	733,785
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	265,216
Merck & Co., Inc. 5.85% 6/30/39		300,000	333,890
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,366,447
Morgan Stanley 1.638% 7/20/12 (h)	EUR	430,000	633,807
Motorola, Inc. 6.625% 11/15/37		500,000	546,438
NBC Universal, Inc. 4.375% 4/1/21 (f)		500,000	488,000
News America, Inc. 6.15% 2/15/41 (f)		350,000	357,110
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	126,571
PPL Energy Supply LLC 6.5% 5/1/18		160,000	179,645
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	172,202
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	318,455
State Street Corp. 4.375% 3/7/21		500,000	504,559
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	302,864
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	$ 657,988
Wells Fargo & Co. 3.676% 6/15/16		450,000	462,681
TOTAL UNITED STATES OF AMERICA			14,799,053
TOTAL NONCONVERTIBLE BONDS			69,304,119
TOTAL CORPORATE BONDS (Cost $64,501,988)			69,571,594
Government Obligations - 18.3%

Canada - 0.6%
Canadian Government:
3.25% 6/1/21	CAD	1,950,000	2,053,137
5.25% 6/1/12	CAD	1,350,000	1,485,200
TOTAL CANADA			3,538,337
Germany - 1.3%
German Federal Republic:
3.75% 1/4/17	EUR	300,000	467,587
4.75% 7/4/40	EUR	2,550,000	4,454,514
5.625% 1/4/28	EUR	1,460,000	2,667,724
TOTAL GERMANY			7,589,825
Italy - 2.2%
Italian Republic 4.75% 9/1/21	EUR	8,800,000	12,996,760
Japan - 10.4%
Japan Government:
0.4% 5/15/11	JPY	950,000,000	11,711,061
0.9% 6/20/13	JPY	110,000,000	1,375,742
1.1% 12/20/12	JPY	18,700,000	233,892
1.3% 3/20/15	JPY	740,000,000	9,448,192
1.3% 6/20/20	JPY	1,176,000,000	14,742,665
1.7% 12/20/16	JPY	245,000,000	3,209,809
1.7% 9/20/17	JPY	311,000,000	4,079,377
1.9% 6/20/16	JPY	469,250,000	6,192,596
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.9% 3/20/29	JPY	846,500,000	$ 10,389,239
2% 9/20/40	JPY	141,000,000	1,682,580
TOTAL JAPAN			63,065,153
Poland - 0.2%
Polish Government 4% 3/23/21	EUR	1,100,000	1,488,791
Spain - 1.3%
Spanish Kingdom 5.5% 4/30/21	EUR	5,300,000	7,975,181
United Kingdom - 0.2%
UK Treasury GILT:
4% 9/7/16	GBP	150,000	268,861
4% 3/7/22	GBP	385,000	661,838
4.25% 6/7/32	GBP	70,000	118,436
TOTAL UNITED KINGDOM			1,049,135
United States of America - 2.1%
Federal Home Loan Bank 3.625% 10/18/13		300,000	319,226
Freddie Mac 2.125% 9/21/12		650,000	664,902
U.S. Treasury Bonds:
3.5% 2/15/39		900,000	769,219
4.75% 2/15/41		250,000	264,688
5.25% 2/15/29		250,000	286,485
U.S. Treasury Notes:
0.75% 12/15/13		450,000	448,735
1.75% 7/31/15		3,050,000	3,065,250
2% 1/31/16		820,000	825,061
2.125% 2/29/16		1,400,000	1,414,875
2.375% 2/28/15		3,400,000	3,520,326
3.5% 5/15/20		650,000	667,622
3.625% 2/15/21		400,000	411,188
TOTAL UNITED STATES OF AMERICA			12,657,577
TOTAL GOVERNMENT OBLIGATIONS (Cost $99,080,073)			110,360,759
Asset-Backed Securities - 0.2%
		Principal Amount (d)	Value
Clock Finance BV Series 2007-1 Class B2, 1.307% 2/25/15 (h)	EUR	100,000	$ 140,862
Geldilux Ltd. Series 2007-TS Class A, 1.369% 9/8/14 (h)	EUR	200,000	290,760
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	246,079	441,085
VCL No. 11 Ltd. Class A, 2.272% 8/21/15 (h)	EUR	89,033	132,346
Volkswagen Car Lease Series 9 Class B, 1.352% 10/21/13 (h)	EUR	35,737	52,806
TOTAL ASSET-BACKED SECURITIES (Cost $978,761)			1,057,859
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.7135% 5/17/60 (h)		300,000	301,147
Fosse Master Issuer PLC Series 2010-4 Class A2, 2.732% 10/18/54 (h)	EUR	650,000	966,392
Granite Master Issuer PLC Series 2005-1 Class A5, 1.346% 12/20/54 (h)	EUR	279,469	394,495
Holmes Master Issuer PLC:
floater Series 2011-1X Class A4, 2.439% 10/15/54 (h)	EUR	500,000	744,878
Series 2010-1X Class A2, 1.7031% 10/15/54 (h)		400,000	401,528
Permanent Master Issuer PLC Series 2011-1X Class 1A2, 2.1992% 7/15/42 (h)	GBP	250,000	417,600
Storm BV Series 2010-1 Class A2, 2.172% 3/22/52 (h)	EUR	500,000	735,808
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,653,551)			3,961,848
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.319% 8/18/17 (h)	EUR	160,730	217,837
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.578% 7/20/16 (h)	EUR	164,128	230,805
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 2.159% 7/22/43 (h)	EUR	100,000	133,308
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1:
Class A2, 1.0294% 4/19/21 (h)	GBP	150,000	$ 234,900
Class B, 1.1994% 4/19/21 (h)	GBP	100,000	154,489
London & Regional Debt Securitisation No. 1 PLC Class A, 0.9775% 10/15/14 (h)	GBP	100,000	157,853
REC Plantation Place Ltd. Series 5 Class A, 1.0494% 7/25/16 (Reg. S) (h)	GBP	96,501	153,951
TOTAL UNITED KINGDOM			701,193
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,249,114)			1,283,143
Fixed-Income Funds - 3.4%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	2,011,655	20,297,595
Fidelity High Income Central Fund 1 (i)	273	27,343
TOTAL FIXED-INCOME FUNDS (Cost $20,144,562)		20,324,938
Preferred Securities - 0.0%
	Principal Amount (d)
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $320,793)	$ 400,000	276,705
Equity Central Funds - 3.1%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $11,905,361)	80,100	18,813,888
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	18,444,006	$ 18,444,006
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,572,482	3,572,482
TOTAL MONEY MARKET FUNDS (Cost $22,016,488)		22,016,488
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $511,367,231)		604,917,492
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(764,983)
NET ASSETS - 100%		$ 604,152,509
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,742,053 or 0.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Emerging Markets Debt Central Fund	$ 116,484
Fidelity Cash Central Fund	13,446
Fidelity Emerging Markets Equity Central Fund	55,547
Fidelity High Income Central Fund 1	244,982
Fidelity Securities Lending Cash Central Fund	12,159
Total	$ 442,618
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ -	$ 20,117,454	$ -	$ 20,297,595	20.3%
Fidelity Emerging Markets Equity Central Fund	16,045,500	2,055,144	910,800	18,813,888	5.5%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 1	$ 10,635,391	$ 244,982	$ 10,900,306	$ 27,343	0.0%
Total	$ 26,680,891	$ 22,417,580	$ 11,811,106	$ 39,138,826
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 161,500,896	$ 161,020,521	$ 480,375	$ -
Japan	36,122,558	-	36,122,558	-
Canada	30,974,924	30,974,924	-	-
United Kingdom	28,822,065	20,710,058	8,112,007	-
France	21,797,034	21,430,652	366,382	-
Germany	12,377,745	12,377,745	-	-
Australia	10,848,134	9,164,895	1,683,239	-
Spain	7,366,827	5,542,540	1,824,287	-
Netherlands	5,038,895	2,500,900	2,537,995	-
Other	42,401,192	35,307,975	7,093,217	-
Corporate Bonds	69,571,594	-	69,571,594	-
Government Obligations	110,360,759	-	110,360,759	-
Asset-Backed Securities	1,057,859	-	1,057,859	-
Collateralized Mortgage Obligations	3,961,848	-	3,961,848	-
Commercial Mortgage Securities	1,283,143	-	1,283,143	-
Fixed-Income Funds	20,324,938	20,324,938	-	-
Preferred Securities	276,705	-	276,705	-
Equity Central Funds	18,813,888	18,813,888	-	-
Money Market Funds	22,016,488	22,016,488	-	-
Total Investments in Securities:	$ 604,917,492	$ 360,185,524	$ 244,731,968	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.2%
AAA,AA,A	21.4%
BBB	4.7%
BB	1.8%
B	1.1%
CCC,CC,C	0.2%
Not Rated	2.7%
Equities	62.3%
Short-Term Investments and Net Other Assets	3.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $53,408,638 of which $23,790,891 and $29,617,747 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,422,181) - See accompanying schedule: Unaffiliated issuers (cost $457,300,820)	$ 543,762,178
Fidelity Central Funds (cost $54,066,411)	61,155,314
Total Investments (cost $511,367,231)		$ 604,917,492
Cash		58,755
Foreign currency held at value (cost $169,951)		171,282
Receivable for investments sold		12,868,057
Receivable for fund shares sold		1,455,372
Dividends receivable		781,026
Interest receivable		2,035,947
Distributions receivable from Fidelity Central Funds		8,774
Prepaid expenses		431
Other receivables		25,678
Total assets		622,322,814

Liabilities
Payable for investments purchased	$ 13,134,376
Payable for fund shares redeemed	882,607
Accrued management fee	344,167
Distribution and service plan fees payable	15,657
Other affiliated payables	124,413
Other payables and accrued expenses	96,603
Collateral on securities loaned, at value	3,572,482
Total liabilities		18,170,305

Net Assets		$ 604,152,509
Net Assets consist of:
Paid in capital		$ 522,813,459
Undistributed net investment income		2,578,016
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,926,361)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		93,687,395
Net Assets		$ 604,152,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,354,837 ÷ 724,524 shares)	$ 23.95

Maximum offering price per share (100/94.25 of $23.95)	$ 25.41
Class T: Net Asset Value and redemption price per share ($7,763,808 ÷ 325,060 shares)	$ 23.88

Maximum offering price per share (100/96.50 of $23.88)	$ 24.75
Class B: Net Asset Value and offering price per share ($2,602,504 ÷ 109,454 shares)A	$ 23.78

Class C: Net Asset Value and offering price per share ($9,070,965 ÷ 382,639 shares)A	$ 23.71

Global Balanced: Net Asset Value, offering price and redemption price per share ($566,617,935 ÷ 23,544,375 shares)	$ 24.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($742,460 ÷ 30,871 shares)	$ 24.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 2,639,525
Interest		3,138,753
Income from Fidelity Central Funds		442,618
Income before foreign taxes withheld		6,220,896
Less foreign taxes withheld		(168,016)
Total income		6,052,880

Expenses
Management fee	$ 2,024,198
Transfer agent fees	605,306
Distribution and service plan fees	81,020
Accounting and security lending fees	144,754
Custodian fees and expenses	176,880
Independent trustees' compensation	1,039
Registration fees	92,795
Audit	42,290
Legal	1,477
Miscellaneous	2,458
Total expenses before reductions	3,172,217
Expense reductions	(33,741)	3,138,476
Net investment income (loss)		2,914,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,340,096
Fidelity Central Funds	462,324
Foreign currency transactions	61,662
Total net realized gain (loss)		41,864,082
Change in net unrealized appreciation (depreciation) on: Investment securities	15,503,650
Assets and liabilities in foreign currencies	15,350
Total change in net unrealized appreciation (depreciation)		15,519,000
Net gain (loss)		57,383,082
Net increase (decrease) in net assets resulting from operations		$ 60,297,486

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,914,404	$ 5,517,939
Net realized gain (loss)	41,864,082	19,436,953
Change in net unrealized appreciation (depreciation)	15,519,000	41,255,535
Net increase (decrease) in net assets resulting from operations	60,297,486	66,210,427
Distributions to shareholders from net investment income	(5,506,342)	(5,069,332)
Distributions to shareholders from net realized gain	(2,817,435)	(1,661,467)
Total distributions	(8,323,777)	(6,730,799)
Share transactions - net increase (decrease)	(14,792,646)	82,336,500
Redemption fees	8,029	14,128
Total increase (decrease) in net assets	37,189,092	141,830,256

Net Assets
Beginning of period	566,963,417	425,133,161
End of period (including undistributed net investment income of $2,578,016 and undistributed net investment income of $5,169,954, respectively)	$ 604,152,509	$ 566,963,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.08	.17	.12
Net realized and unrealized gain (loss)	2.26	2.43	4.39
Total from investment operations	2.34	2.60	4.51
Distributions from net investment income	(.17)	(.23)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.27) K	(.31)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 23.95	$ 21.88	$ 19.59
Total Return B, C, D	10.83%	13.40%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.39% A	1.43%	1.47% A
Expenses net of fee waivers, if any	1.39% A	1.43%	1.47% A
Expenses net of all reductions	1.38% A	1.41%	1.46% A
Net investment income (loss)	.73% A	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,355	$ 11,096	$ 2,912
Portfolio turnover rate G	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.06	.13	.11
Net realized and unrealized gain (loss)	2.25	2.42	4.37
Total from investment operations	2.31	2.55	4.48
Distributions from net investment income	(.13)	(.23)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.24)	(.30) K	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 23.88	$ 21.81	$ 19.56
Total Return B, C, D	10.70%	13.17%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.62%	1.69% A
Expenses net of fee waivers, if any	1.61% A	1.62%	1.69% A
Expenses net of all reductions	1.60% A	1.60%	1.68% A
Net investment income (loss)	.51% A	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,764	$ 5,345	$ 981
Portfolio turnover rate G	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.05
Net realized and unrealized gain (loss)	2.26	2.41	4.35
Total from investment operations	2.25	2.43	4.40
Distributions from net investment income	(.04)	(.16)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.15)	(.23) K	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 23.78	$ 21.68	$ 19.48
Total Return B, C, D	10.43%	12.58%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.17% A	2.18%	2.21% A
Expenses net of fee waivers, if any	2.17% A	2.18%	2.21% A
Expenses net of all reductions	2.16% A	2.16%	2.20% A
Net investment income (loss)	(.05)% A	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,603	$ 2,199	$ 526
Portfolio turnover rate G	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	- J	.03	.05
Net realized and unrealized gain (loss)	2.25	2.40	4.36
Total from investment operations	2.25	2.43	4.41
Distributions from net investment income	(.08)	(.20)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.19)	(.27) K	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 23.71	$ 21.65	$ 19.49
Total Return B, C, D	10.46%	12.58%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.12%	2.20% A
Expenses net of fee waivers, if any	2.14% A	2.12%	2.20% A
Expenses net of all reductions	2.13% A	2.10%	2.19% A
Net investment income (loss)	(.02)% A	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,071	$ 5,463	$ 827
Portfolio turnover rate G	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95
Income from Investment Operations
Net investment income (loss) D	.12	.24	.28	.40	.35	.28
Net realized and unrealized gain (loss)	2.28	2.43	2.95	(6.70)	4.27	2.66
Total from investment operations	2.40	2.67	3.23	(6.30)	4.62	2.94
Distributions from net investment income	(.21)	(.23)	(.38)	(.33)	(.20)	(.14)
Distributions from net realized gain	(.11)	(.08)	(.17)	(1.83)	(2.10)	(1.67)
Total distributions	(.32)	(.30) I	(.55)	(2.16)	(2.30)	(1.81)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 24.07	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08
Total Return B, C	11.06%	13.76%	19.86%	(26.96)%	21.83%	14.23%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08% A	1.11%	1.24%	1.13%	1.14%	1.18%
Expenses net of fee waivers, if any	1.08% A	1.10%	1.23%	1.13%	1.14%	1.18%
Expenses net of all reductions	1.06% A	1.08%	1.21%	1.11%	1.12%	1.14%
Net investment income (loss)	1.05% A	1.16%	1.61%	1.88%	1.55%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 566,618	$ 542,319	$ 419,747	$ 345,279	$ 371,262	$ 260,144
Portfolio turnover rate F	196% A	178%	252%	264%	169%	208%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.11	.23	.21
Net realized and unrealized gain (loss)	2.27	2.44	4.35
Total from investment operations	2.38	2.67	4.56
Distributions from net investment income	(.21)	(.25)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 24.05	$ 21.99	$ 19.64
Total Return B, C	10.97%	13.75%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12% A	1.14%	1.12% A
Expenses net of fee waivers, if any	1.12% A	1.14%	1.12% A
Expenses net of all reductions	1.11% A	1.12%	1.10% A
Net investment income (loss)	1.01% A	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 742	$ 541	$ 140
Portfolio turnover rate F	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 96,007,893
Gross unrealized depreciation	(3,346,107)
Net unrealized appreciation (depreciation) on securities and other investments	$ 92,661,786
Tax cost	$ 512,255,706

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $506,762,290 and $531,664,610, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 16,997	$ 493
Class T	.25%	.25%	15,816	83
Class B	.75%	.25%	11,680	8,781
Class C	.75%	.25%	36,527	17,770
			$ 81,020	$ 27,127

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,873
Class T	1,820
Class B*	1,818
Class C*	1,085
$ 21,596

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,734.28
Class T	7,692.24
Class B	3,522.30
Class C	9,901.27
Global Balanced	564,806.21
Institutional Class	651.25
	$ 605,306

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,943 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,000 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,159. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,741 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 89,410	$ 37,066
Class T	36,393	19,617
Class B	4,186	5,099
Class C	23,671	12,311
Global Balanced	5,347,640	4,993,111
Institutional Class	5,042	2,128
Total	$ 5,506,342	$ 5,069,332
From net realized gain
Class A	$ 57,286	$ 11,880
Class T	29,060	6,510
Class B	10,926	2,421
Class C	31,269	4,711
Global Balanced	2,686,373	1,635,301
Institutional Class	2,521	644
Total	$ 2,817,435	$ 1,661,467

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	267,513	427,541	$ 6,063,250	$ 8,603,228
Reinvestment of distributions	6,226	2,259	136,028	45,687
Shares redeemed	(56,322)	(71,342)	(1,269,384)	(1,433,321)
Net increase (decrease)	217,417	358,458	$ 4,929,894	$ 7,215,594
Class T
Shares sold	122,964	248,501	$ 2,769,948	$ 4,999,816
Reinvestment of distributions	2,547	1,267	55,546	25,580
Shares redeemed	(45,509)	(54,884)	(1,013,919)	(1,101,753)
Net increase (decrease)	80,002	194,884	$ 1,811,575	$ 3,923,643

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	16,620	90,883	$ 376,332	$ 1,821,383
Reinvestment of distributions	605	338	13,164	6,820
Shares redeemed	(9,217)	(16,760)	(207,674)	(335,882)
Net increase (decrease)	8,008	74,461	$ 181,822	$ 1,492,321
Class C
Shares sold	164,631	253,473	$ 3,662,740	$ 5,103,430
Reinvestment of distributions	2,288	781	49,623	15,720
Shares redeemed	(36,581)	(44,403)	(824,137)	(878,835)
Net increase (decrease)	130,338	209,851	$ 2,888,226	$ 4,240,315
Global Balanced
Shares sold	3,911,248	10,255,268	$ 88,514,480	$ 206,039,448
Reinvestment of distributions	348,628	311,787	7,645,415	6,316,797
Shares redeemed	(5,373,455)	(7,304,145)	(120,916,210)	(147,245,863)
Net increase (decrease)	(1,113,579)	3,262,910	$ (24,756,315)	$ 65,110,382
Institutional Class
Shares sold	19,364	23,215	$ 443,041	$ 472,840
Reinvestment of distributions	176	133	3,866	2,697
Shares redeemed	(13,266)	(5,875)	(294,755)	(121,292)
Net increase (decrease)	6,274	17,473	$ 152,152	$ 354,245

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBL-USAN-0611
1.883466.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Global Balanced
Fund - Institutional Class

Semiannual Report

April 30, 2011

Institutional Class
is a class of Fidelity®
Global Balanced Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Amid indications the U.S. economy had turned a corner, U.S. equities continued their generally upward trend in early 2011, overcoming bouts of short-term volatility following unrest in North Africa and the disaster in Japan. Still, questions remained about the longer-term outlook, most notably persistently high unemployment. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 to April 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period* November 1, 2010 to April 30, 2011
Class A	1.39%
Actual		$ 1,000.00	$ 1,108.30	$ 7.27
HypotheticalA		$ 1,000.00	$ 1,017.90	$ 6.95
Class T	1.61%
Actual		$ 1,000.00	$ 1,107.00	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.81	$ 8.05
Class B	2.17%
Actual		$ 1,000.00	$ 1,104.30	$ 11.32
HypotheticalA		$ 1,000.00	$ 1,014.03	$ 10.84
Class C	2.14%
Actual		$ 1,000.00	$ 1,104.60	$ 11.17
HypotheticalA		$ 1,000.00	$ 1,014.18	$ 10.69
Global Balanced	1.08%
Actual		$ 1,000.00	$ 1,110.60	$ 5.65
HypotheticalA		$ 1,000.00	$ 1,019.44	$ 5.41
Institutional Class	1.12%
Actual		$ 1,000.00	$ 1,109.70	$ 5.86
HypotheticalA		$ 1,000.00	$ 1,019.24	$ 5.61

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Geographic Diversification (% of fund's net assets)
As of April 30, 2011
United States of America 35.2%
Japan 16.5%
United Kingdom 8.0%
Canada 5.7%
France 4.7%
Germany 3.5%
Italy 3.5%
Spain 2.8%
Australia 2.2%
Other 17.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
As of October 31, 2010
United States of America 36.1%
Japan 18.2%
United Kingdom 8.4%
Germany 6.5%
France 5.9%
Canada 4.4%
Australia 2.8%
Switzerland 1.9%
Netherlands 1.4%
Other 14.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	62.2	57.9
Bonds	34.1	38.5
Convertible Securities	0.1	0.1
Other Investments	0.0	0.1
Short-Term Investments and Net Other Assets	3.6	3.4
Top Five Stocks as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Estee Lauder Companies, Inc. Class A (United States of America)	1.2	1.0
Alcatel-Lucent SA sponsored ADR (France)	1.1	0.0
Lincoln National Corp. (United States of America)	1.1	0.0
Exxon Mobil Corp. (United States of America)	1.1	1.1
Apple, Inc. (United States of America)	0.9	1.1
	5.4
Top Five Bond Issuers as of April 30, 2011
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	8.5	10.3
Italian Republic	2.2	0.2
U.S. Treasury Obligations	2.0	3.3
Spanish Kingdom	1.3	0.5
German Federal Republic	1.3	3.9
	15.3
Market Sectors as of April 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.4	15.9
Consumer Discretionary	9.6	9.9
Energy	10.0	6.3
Information Technology	9.4	9.7
Health Care	7.4	5.9
Industrials	6.8	10.6
Materials	5.9	5.8
Consumer Staples	3.7	3.9
Telecommunication Services	2.3	2.3
Utilities	1.5	1.4

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.8%
	Shares	Value
Australia - 1.8%
AMP Ltd.	61,461	$ 369,308
ASX Ltd.	1,634	57,513
Australia & New Zealand Banking Group Ltd.	10,884	289,168
BHP Billiton Ltd.	33,234	1,683,239
Billabong International Ltd.	24,135	178,632
Coca-Cola Amatil Ltd.	13,366	174,990
Cochlear Ltd.	4,450	392,891
Commonwealth Bank of Australia	22,764	1,340,641
Crown Ltd.	35,037	323,864
CSL Ltd.	13,695	515,819
Fosters Group Ltd.	51,948	320,121
JB Hi-Fi Ltd.	8,888	184,291
Macquarie Group Ltd.	12,190	469,960
National Australia Bank Ltd.	29,851	886,372
Newcrest Mining Ltd.	13,519	614,438
QBE Insurance Group Ltd.	18,230	373,998
Redstone Resources Ltd. (a)	488,373	187,425
Rio Tinto Ltd.	6,743	607,836
Suncorp-Metway Ltd.	53,653	489,470
Telstra Corp. Ltd.	110,010	351,022
Wesfarmers Ltd.	18,890	689,739
Worleyparsons Ltd.	10,439	347,397
TOTAL AUSTRALIA		10,848,134
Bailiwick of Jersey - 0.7%
Charter International PLC	31,100	426,505
Experian PLC	63,500	855,458
Randgold Resources Ltd. sponsored ADR	7,100	614,647
Shire PLC	30,957	960,703
Shire PLC sponsored ADR	17,000	1,584,570
TOTAL BAILIWICK OF JERSEY		4,441,883
Belgium - 0.1%
Anheuser-Busch InBev SA NV (strip VVPR) (a)	9,280	41
Umicore SA	13,364	766,552
TOTAL BELGIUM		766,593
Bermuda - 0.3%
GOME Electrical Appliances Holdings Ltd. (a)	571,000	205,129
Huabao International Holdings Ltd.	306,000	453,900
Li & Fung Ltd.	72,000	368,052
Noble Group Ltd.	176,000	320,641
Common Stocks - continued
	Shares	Value
Bermuda - continued
Pacific Basin Shipping Ltd.	256,000	$ 158,552
Ports Design Ltd.	38,000	104,709
TOTAL BERMUDA		1,610,983
British Virgin Islands - 0.1%
Arcos Dorados Holdings, Inc.	20,000	440,600
Canada - 5.1%
Agnico-Eagle Mines Ltd. (Canada)	1,500	104,513
Agrium, Inc.	3,200	290,067
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	800	21,013
Astral Media, Inc. Class A (non-vtg.)	1,300	50,579
Bank of Montreal	7,000	459,761
Bank of Nova Scotia	13,400	817,087
Barrick Gold Corp.	10,300	526,050
Baytex Energy Corp.	4,800	296,442
BCE, Inc.	11,600	434,770
Bombardier, Inc. Class B (sub. vtg.)	219,100	1,632,655
Brookfield Asset Management, Inc. Class A	6,700	225,623
Brookfield Properties Corp.	6,800	134,548
CAE, Inc.	8,000	107,811
Calfrac Well Services Ltd.	3,200	113,206
Canadian Imperial Bank of Commerce	6,100	528,116
Canadian National Railway Co.	7,800	605,054
Canadian Natural Resources Ltd.	18,200	856,233
Cenovus Energy, Inc.	9,500	365,300
CGI Group, Inc. Class A (sub. vtg.) (a)	19,200	420,082
Copper Mountain Mining Corp. (a)	3,000	22,989
Crescent Point Energy Corp.	3,500	158,926
Detour Gold Corp. (a)	4,600	155,489
Eldorado Gold Corp.	11,100	206,607
Enbridge, Inc.	9,700	630,536
Finning International, Inc.	10,000	293,309
First Quantum Minerals Ltd.	7,900	1,125,840
Gildan Activewear, Inc.	3,000	111,743
Goldcorp, Inc.	23,000	1,285,773
Grande Cache Coal Corp. (a)	84,100	717,352
IAMGOLD Corp.	5,500	114,348
IESI-BFC Ltd.	3,900	98,974
Imperial Oil Ltd.	5,400	285,382
Industrial Alliance Life Insurance Co.	2,500	107,441
Intact Financial Corp.	2,200	111,616
Ivanhoe Mines Ltd. (a)	3,910	102,534
Common Stocks - continued
	Shares	Value
Canada - continued
Keyera Corp.	60,423	$ 2,506,076
Kodiak Oil & Gas Corp. (a)	117,000	821,340
Lundin Mining Corp. (a)	25,000	244,689
MacDonald Dettwiler & Associates Ltd.	1,700	102,438
Magna International, Inc. Class A (sub. vtg.)	3,100	159,309
Manulife Financial Corp.	19,000	341,201
Metro, Inc. Class A (sub. vtg.)	3,000	146,813
National Bank of Canada	2,300	190,447
Niko Resources Ltd.	800	67,604
Open Text Corp. (a)	2,000	122,524
Osisko Mining Corp. (a)	2,500	36,598
Pacific Rubiales Energy Corp.	3,500	106,358
Penn West Petroleum Ltd.	5,000	128,316
Petrobank Energy & Resources Ltd.	5,900	124,847
Petrominerales Ltd.	7,105	271,929
Potash Corp. of Saskatchewan, Inc.	13,200	745,735
Precision Drilling Corp. (a)	8,000	121,171
Quebecor, Inc. Class B (sub. vtg.)	2,200	78,155
Rogers Communications, Inc. Class B (non-vtg.)	4,050	153,293
Royal Bank of Canada	17,400	1,096,121
Silver Wheaton Corp.	10,000	406,934
SNC-Lavalin Group, Inc.	2,000	121,002
Sun Life Financial, Inc.	8,900	291,336
Suncor Energy, Inc.	31,672	1,459,905
SunOpta, Inc. (a)	17,000	120,020
SXC Health Solutions Corp. (a)	8,600	475,313
Talisman Energy, Inc.	41,600	1,004,714
Teck Resources Ltd. Class B (sub. vtg.)	5,800	315,288
TELUS Corp.	4,200	221,342
The Toronto-Dominion Bank	10,600	917,823
Thomson Reuters Corp.	5,000	202,727
Tim Hortons, Inc. (Canada)	4,000	194,609
Trican Well Service Ltd.	7,000	172,540
Trinidad Drilling Ltd.	49,200	563,712
Uranium One, Inc.	72,700	302,757
Valeant Pharmaceuticals International, Inc. (Canada)	57,160	3,014,781
Vermilion Energy, Inc.	2,000	107,388
TOTAL CANADA		30,974,924
Cayman Islands - 0.3%
E-Commerce China Dangdang, Inc. ADR	3,000	69,030
Geely Automobile Holdings Ltd.	515,000	206,231
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Hengdeli Holdings Ltd.	936,000	$ 560,421
Herbalife Ltd.	4,000	359,120
Minth Group Ltd.	92,000	141,442
Shenguan Holdings Group Ltd.	104,000	138,197
Tencent Holdings Ltd.	13,900	395,542
The United Laboratories International Holdings Ltd.	12,000	20,210
TOTAL CAYMAN ISLANDS		1,890,193
China - 0.1%
Baidu.com, Inc. sponsored ADR (a)	5,200	772,304
Denmark - 0.7%
Carlsberg A/S Series B	6,400	760,134
FLSmidth & Co. A/S	4,900	441,836
Novo Nordisk A/S Series B	22,275	2,819,979
Pandora A/S	8,900	400,906
TOTAL DENMARK		4,422,855
Finland - 0.2%
Fortum Corp.	14,300	492,674
Nokian Tyres PLC	15,500	803,551
TOTAL FINLAND		1,296,225
France - 3.6%
Alcatel-Lucent SA sponsored ADR (a)	1,029,000	6,729,660
Alstom SA	17,600	1,170,373
Arkema SA	7,100	739,837
Atos Origin SA (a)	10,516	648,052
AXA SA (e)	45,000	1,009,808
BNP Paribas SA	20,236	1,601,487
Club Mediterranee SA (a)	13,200	307,648
Compagnie Generale de Geophysique SA (a)	10,400	366,382
Danone	14,800	1,084,141
Iliad Group SA	5,064	650,994
L'Oreal SA	9,400	1,191,972
LVMH Moet Hennessy - Louis Vuitton	6,377	1,145,281
Natixis SA	96,700	556,027
PPR SA	7,300	1,305,641
Publicis Groupe SA	12,100	685,716
Remy Cointreau SA	5,491	452,535
Safran SA	16,200	628,681
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	6,236	$ 1,101,946
VINCI SA	6,300	420,853
TOTAL FRANCE		21,797,034
Germany - 1.8%
adidas AG	8,900	662,562
Bayerische Motoren Werke AG (BMW)	26,000	2,452,008
Fresenius Medical Care AG & Co. KGaA	8,500	668,036
HeidelbergCement AG	10,900	833,570
Infineon Technologies AG	34,700	393,912
Kabel Deutschland Holding AG (a)	12,700	793,740
Linde AG	3,964	713,972
MAN SE	6,079	847,207
SAP AG	16,138	1,039,807
Siemens AG	15,171	2,207,130
TOTAL GERMANY		10,611,944
Hong Kong - 0.4%
BOC Hong Kong (Holdings) Ltd.	158,000	496,401
Cheung Kong Holdings Ltd.	20,000	314,693
Esprit Holdings Ltd.	19,600	81,516
Hong Kong Exchanges and Clearing Ltd.	23,300	531,625
Hutchison Whampoa Ltd.	46,000	525,372
SJM Holdings Ltd.	131,000	282,366
TOTAL HONG KONG		2,231,973
Ireland - 0.4%
Covidien PLC	35,000	1,949,150
James Hardie Industries NV CDI (a)	49,111	317,716
TOTAL IRELAND		2,266,866
Isle of Man - 0.1%
Genting Singapore PLC (a)	200,000	354,561
Italy - 0.8%
Enel SpA	191,395	1,364,741
Fiat Industrial SpA (a)	54,000	802,248
Fiat SpA	37,100	395,933
Intesa Sanpaolo SpA	303,193	1,006,859
Prysmian SpA	15,800	372,809
Saipem SpA	11,308	642,005
TOTAL ITALY		4,584,595
Common Stocks - continued
	Shares	Value
Japan - 6.0%
Asahi Glass Co. Ltd.	122,000	$ 1,548,759
Asahi Kasei Corp.	159,000	1,098,912
Canon, Inc.	3,700	174,221
Cookpad, Inc. (a)(e)	3,800	80,288
Cosmos Pharmaceutical Corp.	4,000	177,200
CyberAgent, Inc.	306	1,101,976
Daibiru Corp.	15,100	119,785
Daiwa House Industry Co. Ltd.	20,000	242,294
DeNA Co. Ltd.	6,700	251,488
Denso Corp.	1,600	53,540
Don Quijote Co. Ltd.	23,300	872,531
East Japan Railway Co.	10,800	600,196
Elpida Memory, Inc. (a)	45,600	683,185
Exedy Corp.	8,300	265,127
Fast Retailing Co. Ltd.	1,200	189,188
Ferrotec Corp.	24,800	567,067
Fuji Machine Manufacturing Co. Ltd.	13,900	325,116
Fujifilm Holdings Corp.	3,100	96,361
Fujitsu Ltd.	217,000	1,243,189
GREE, Inc.	33,500	689,793
Hitachi Construction Machinery Co. Ltd.	26,100	636,218
Hitachi Transport System Ltd.	14,000	194,519
Honda Motor Co. Ltd.	14,500	557,371
Ishikawajima-Harima Heavy Industries Co. Ltd.	100,000	254,410
Japan Tobacco, Inc.	145	563,444
JX Holdings, Inc.	109,880	773,755
Kakaku.com, Inc.	49	282,343
Kenedix Realty Investment Corp.	36	152,982
Kuraray Co. Ltd.	21,600	314,619
Lawson, Inc.	8,700	426,804
Makita Corp.	23,300	1,071,222
Mandom Corp.	4,700	123,550
Marubeni Corp.	35,000	255,666
Mitsubishi Corp.	19,400	526,212
Mitsui & Co. Ltd.	93,500	1,663,636
MORI TRUST Sogo (REIT), Inc.	44	446,874
MS&AD Insurance Group Holdings, Inc.	38,300	896,794
NHK Spring Co. Ltd.	52,000	494,451
Nichi-iko Pharmaceutical Co. Ltd.	12,400	320,479
Nippon Television Network Corp.	910	129,387
Nitto Boseki Co. Ltd.	96,000	233,150
NOK Corp.	35,000	598,173
Common Stocks - continued
	Shares	Value
Japan - continued
NTT DoCoMo, Inc.	503	$ 933,139
NTT Urban Development Co.	499	413,993
Oracle Corp. Japan	2,700	116,984
ORIX Corp.	11,020	1,082,528
Pioneer Corp. (a)	33,400	141,259
Raito Kogyo Co. Ltd.	27,400	99,131
Rakuten, Inc.	730	677,758
Santen Pharmaceutical Co. Ltd.	7,800	301,666
SBI Holdings, Inc. Japan	2,504	269,910
SMC Corp.	10,200	1,863,060
SOFTBANK CORP.	23,200	978,846
Sumitomo Heavy Industries Ltd.	141,000	929,705
Sumitomo Metal Mining Co. Ltd.	26,000	464,187
Sumitomo Mitsui Financial Group, Inc.	39,200	1,217,475
Sumitomo Mitsui Trust Holdings, Inc.	155,000	533,559
T&D Holdings, Inc.	26,400	651,822
Takasago Thermal Engineering Co. Ltd.	12,500	106,751
Terumo Corp.	5,300	295,545
Toray Industries, Inc.	55,000	407,918
Toshiba Corp.	101,000	537,748
Tosoh Corp.	152,000	587,932
Toyo Engineering Corp.	72,000	290,849
Toyota Motor Corp.	28,900	1,152,712
Universal Entertainment Corp. (a)	6,400	234,199
Yamaha Motor Co. Ltd. (a)	18,700	359,410
Yamato Kogyo Co. Ltd.	5,400	178,197
TOTAL JAPAN		36,122,558
Luxembourg - 0.1%
ArcelorMittal SA (Netherlands)	18,900	698,490
Netherlands - 0.8%
AEGON NV (a)	118,000	937,946
ASML Holding NV (Netherlands)	12,500	521,043
ING Groep NV (Certificaten Van Aandelen) (a)	81,900	1,079,006
LyondellBasell Industries NV Class A	56,200	2,500,900
TOTAL NETHERLANDS		5,038,895
Norway - 0.5%
Aker Solutions ASA	33,100	798,738
DnB NOR ASA	32,000	520,286
Storebrand ASA (A Shares) (e)	160,500	1,667,302
TOTAL NORWAY		2,986,326
Common Stocks - continued
	Shares	Value
Papua New Guinea - 0.0%
Oil Search Ltd.	40,255	$ 311,184
Poland - 0.1%
Eurocash SA	42,000	514,211
Russia - 0.5%
Magnit OJSC GDR (Reg. S)	21,800	610,400
Magnitogorsk Iron & Steel Works OJSC unit	27,700	347,912
Mechel Steel Group OAO sponsored ADR	16,000	457,120
OAO Gazprom sponsored ADR	62,200	1,061,132
Sberbank (Savings Bank of the Russian Federation) GDR	1,300	518,457
Uralkali JSC GDR (Reg. S)	7,400	310,578
TOTAL RUSSIA		3,305,599
Singapore - 0.2%
Avago Technologies Ltd.	12,100	404,866
Keppel Corp. Ltd.	54,100	525,951
TOTAL SINGAPORE		930,817
South Africa - 0.1%
Barloworld Ltd.	24,200	274,466
Mr Price Group Ltd.	49,400	505,375
TOTAL SOUTH AFRICA		779,841
Spain - 1.2%
Banco Santander SA (e)	185,450	2,368,365
Gestevision Telecinco SA	184,123	2,069,149
Inditex SA	12,323	1,105,026
Telefonica SA	67,903	1,824,287
TOTAL SPAIN		7,366,827
Sweden - 0.5%
Elekta AB (B Shares)	7,600	346,329
Medivir AB (B Shares) (a)	8,000	185,654
Swedbank AB (A Shares)	31,246	592,503
Telefonaktiebolaget LM Ericsson:
(B Shares)	75,319	1,142,656
(B Shares) sponsored ADR	37,000	562,400
TOTAL SWEDEN		2,829,542
Switzerland - 0.8%
Compagnie Financiere Richemont SA Series A	18,987	1,226,808
Schindler Holding AG (participation certificate)	5,308	686,546
The Swatch Group AG (Bearer)	2,090	1,027,908
Common Stocks - continued
	Shares	Value
Switzerland - continued
Transocean Ltd. (a)	7,600	$ 552,900
UBS AG (a)	73,536	1,471,389
TOTAL SWITZERLAND		4,965,551
United Kingdom - 4.8%
ARM Holdings PLC sponsored ADR	6,000	188,760
Aviva PLC	88,300	660,856
BG Group PLC	74,001	1,895,579
BHP Billiton PLC	29,454	1,245,354
BP PLC	170,200	1,308,414
BP PLC sponsored ADR	12,400	572,136
British Land Co. PLC	64,876	650,755
British Sky Broadcasting Group PLC	36,500	513,364
Burberry Group PLC	43,000	930,162
Carphone Warehouse Group PLC (a)	219,850	1,460,687
Cookson Group PLC	42,900	512,728
Filtrona PLC	61,800	355,114
Fresnillo PLC	17,000	465,991
HSBC Holdings PLC sponsored ADR	31,596	1,721,034
International Personal Finance PLC	71,800	440,760
Kazakhmys PLC	21,200	488,338
Kesa Electricals PLC	162,900	351,020
Lloyds Banking Group PLC (a)	911,800	905,315
Micro Focus International PLC	129,900	806,099
Misys PLC	108,500	571,988
Morgan Crucible Co. PLC	136,100	704,758
Next PLC	9,100	340,038
Prudential PLC	125,959	1,629,633
Reckitt Benckiser Group PLC	18,400	1,021,643
Royal Dutch Shell PLC Class A (United Kingdom)	85,637	3,322,291
Sage Group PLC	83,300	396,561
Schroders PLC	15,100	478,733
SuperGroup PLC (a)	17,900	474,217
Taylor Wimpey PLC (a)	425,800	276,750
Vodafone Group PLC	817,200	2,362,435
Wolfson Microelectronics PLC (a)	101,000	403,218
Xstrata PLC	53,800	1,367,334
TOTAL UNITED KINGDOM		28,822,065
United States of America - 26.7%
AboveNet, Inc.	21,800	1,455,150
Acorda Therapeutics, Inc. (a)	13,000	364,520
Common Stocks - continued
	Shares	Value
United States of America - continued
Affiliated Managers Group, Inc. (a)	12,000	$ 1,308,960
Agilent Technologies, Inc. (a)	47,200	2,355,752
Air Lease Corp. Class A	10,000	276,000
Altera Corp.	11,000	535,700
Amazon.com, Inc. (a)	9,600	1,886,400
Apple, Inc. (a)	15,800	5,502,034
Ardea Biosciences, Inc. (a)	20,200	572,670
Ariba, Inc. (a)	67,027	2,330,529
Armstrong World Industries, Inc.	30,100	1,346,975
Aruba Networks, Inc. (a)	37,000	1,329,410
Baker Hughes, Inc.	41,000	3,173,810
Baxter International, Inc.	27,000	1,536,300
BGC Partners, Inc. Class A	27,000	260,550
Biogen Idec, Inc. (a)	2,000	194,700
Brigham Exploration Co. (a)	32,000	1,072,960
Cal Dive International, Inc. (a)	61,000	479,460
Calix Networks, Inc. (a)	7,000	153,020
Carlisle Companies, Inc.	66,000	3,269,640
Ceva, Inc. (a)	26,000	795,080
Chevron Corp.	31,000	3,392,640
Ciena Corp. (a)	41,000	1,157,840
Cognizant Technology Solutions Corp. Class A (a)	7,100	588,590
Concho Resources, Inc. (a)	6,000	641,100
Convio, Inc. (a)	7,700	94,248
CSX Corp.	33,000	2,596,770
Cummins, Inc.	1,800	216,324
Deckers Outdoor Corp. (a)	6,000	509,160
DexCom, Inc. (a)	2,000	33,300
Double Eagle Petroleum Co. (a)	57,000	580,260
DSW, Inc. Class A (a)	27,100	1,286,708
Dynavax Technologies Corp. (a)	33,000	91,740
eBay, Inc. (a)	75,000	2,580,000
Edwards Lifesciences Corp. (a)	47,000	4,058,450
Elizabeth Arden, Inc. (a)	30,000	901,800
EMC Corp. (a)	48,000	1,360,320
Equity Residential (SBI)	46,000	2,747,120
Estee Lauder Companies, Inc. Class A	75,000	7,275,000
Exxon Mobil Corp.	74,300	6,538,400
Fossil, Inc. (a)	33,000	3,160,740
Fresh Market, Inc.	500	20,910
G-III Apparel Group Ltd. (a)	55,700	2,498,702
Green Mountain Coffee Roasters, Inc. (a)	37,000	2,477,520
Common Stocks - continued
	Shares	Value
United States of America - continued
GT Solar International, Inc. (a)	34,000	$ 379,780
Halliburton Co.	24,300	1,226,664
HeartWare International, Inc. (a)	7,400	552,114
Holly Corp.	22,000	1,273,800
Illumina, Inc. (a)	23,100	1,639,638
ImmunoGen, Inc. (a)	19,000	253,840
Informatica Corp. (a)	54,000	3,024,540
Intuit, Inc. (a)	69,000	3,833,640
iRobot Corp. (a)	57,000	2,018,940
Kenexa Corp. (a)	12,000	353,040
Key Energy Services, Inc. (a)	75,000	1,365,000
KKR Financial Holdings LLC	96,000	969,600
Leucadia National Corp.	25,700	993,562
Limited Brands, Inc.	15,000	617,400
Lincoln National Corp.	214,000	6,683,220
Magma Design Automation, Inc. (a)	29,000	184,440
Mako Surgical Corp. (a)	88,600	2,433,842
Marathon Oil Corp.	65,500	3,539,620
MasterCard, Inc. Class A	5,000	1,379,450
McKesson Corp.	39,000	3,237,390
Mead Johnson Nutrition Co. Class A	8,100	541,728
Micromet, Inc. (a)	25,000	169,000
Neurocrine Biosciences, Inc. (a)	12,700	97,663
Noble Energy, Inc.	3,900	375,453
Northern Oil & Gas, Inc. (a)	14,000	332,640
Occidental Petroleum Corp.	5,000	571,450
Oil States International, Inc. (a)	9,400	780,294
ONEOK, Inc.	8,000	559,520
OpenTable, Inc. (a)	3,000	333,870
Pall Corp.	8,000	467,520
Perrigo Co.	50,000	4,518,000
Pioneer Natural Resources Co.	19,000	1,942,370
Polycom, Inc. (a)	20,000	1,196,600
Polypore International, Inc. (a)	32,400	2,001,348
PPL Corp.	72,000	1,974,960
Prestige Brands Holdings, Inc. (a)	73,000	843,150
QUALCOMM, Inc.	47,000	2,671,480
Rackspace Hosting, Inc. (a)	7,000	323,330
ResMed, Inc. CDI	70,541	228,177
Resolute Energy Corp. (a)	8,400	148,596
Retail Ventures, Inc. (a)	40,000	821,200
RightNow Technologies, Inc. (a)	5,000	180,900
Common Stocks - continued
	Shares	Value
United States of America - continued
Riverbed Technology, Inc. (a)	7,000	$ 245,980
salesforce.com, Inc. (a)	4,500	623,700
SandRidge Energy, Inc. (a)	42,000	519,120
Sirius XM Radio, Inc. (a)	963,000	1,916,370
Southern Co.	12,000	468,480
Spectrum Brands Holdings, Inc. (a)	15,000	487,500
SPS Commerce, Inc. (a)	9,300	152,613
St. Jude Medical, Inc.	41,000	2,191,040
Starbucks Corp.	59,000	2,135,210
SuccessFactors, Inc. (a)	17,000	589,390
Superior Energy Services, Inc. (a)	31,000	1,191,020
SVB Financial Group (a)	56,900	3,439,036
Targa Resources Corp.	7,100	248,642
Targacept, Inc. (a)	17,210	416,138
Tesoro Logistics LP	8,400	199,164
Theravance, Inc. (a)	41,000	1,137,750
TIBCO Software, Inc. (a)	18,000	539,820
TJX Companies, Inc.	65,000	3,485,300
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	12,000	638,280
Universal Display Corp. (a)	11,000	604,340
Vera Bradley, Inc.	15,100	734,464
Vertex Pharmaceuticals, Inc. (a)	34,000	1,870,680
Virgin Media, Inc.	31,700	959,242
W.R. Grace & Co. (a)	27,000	1,224,720
WebMD Health Corp. (a)	22,220	1,285,871
Weight Watchers International, Inc.	14,000	1,088,500
ZIOPHARM Oncology, Inc. (a)	77,000	582,120
TOTAL UNITED STATES OF AMERICA		161,020,521
TOTAL COMMON STOCKS (Cost $286,087,894)		355,004,094
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
PPL Corp. 8.75% (a)	9,000	480,375
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.3%
Germany - 0.3%
ProSiebenSat.1 Media AG	25,200	$ 721,703
Volkswagen AG	5,300	1,044,098
TOTAL GERMANY		1,765,801
TOTAL PREFERRED STOCKS (Cost $1,428,646)		2,246,176
Corporate Bonds - 11.5%
		Principal Amount (d)
Convertible Bonds - 0.0%
United States of America - 0.0%
Greenbrier Companies, Inc. 3.5% 4/1/18 (f)		$ 260,000	267,475
Nonconvertible Bonds - 11.5%
Australia - 0.4%
Fairfax Media Group Finance Pty Ltd. 6.25% 6/15/12	EUR	250,000	373,259
Optus Finance Pty Ltd. 3.5% 9/15/20	EUR	200,000	279,164
Rio Tinto Finance (USA) Ltd. 9% 5/1/19		250,000	333,224
Westpac Banking Corp.:
4.25% 9/22/16	EUR	250,000	374,807
4.875% 11/19/19		600,000	628,455
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	400,000	598,535
TOTAL AUSTRALIA			2,587,444
Bailiwick of Jersey - 0.1%
BAA Funding Ltd. 4.125% 10/12/18	EUR	250,000	365,121
Gatwick Funding Ltd. 6.5% 3/2/43	GBP	250,000	430,591
TOTAL BAILIWICK OF JERSEY			795,712
Belgium - 0.1%
Fortis Banque SA 4.625% (Reg. S) (g)(h)	EUR	450,000	603,219
Bermuda - 0.1%
Li & Fung Ltd. 5.25% 5/13/20		700,000	711,512
Brazil - 0.1%
Telemar Norte Leste SA 5.125% 12/15/17 (Reg. S)	EUR	250,000	364,283
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	389,264
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Canada - 0.0%
Xstrata Finance Canada Ltd. 5.25% 6/13/17	EUR	150,000	$ 235,266
Cayman Islands - 0.4%
Banco Do Brasil SA 4.5% 1/20/16 (Reg. S)	EUR	200,000	293,515
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	200,000	271,273
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		400,000	479,716
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	300,000	478,570
SMFG Preferred Capital GBP 2 Ltd. 10.231% (Reg. S) (g)(h)	GBP	150,000	292,529
Thames Water Utilities Cayman Finance Ltd. 6.125% 2/4/13	EUR	150,000	234,295
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	193,786
TOTAL CAYMAN ISLANDS			2,243,684
Cyprus - 0.1%
Alfa MTN Issuance Ltd. 8% 3/18/15		300,000	323,052
Denmark - 0.0%
TDC AS 4.375% 2/23/18	EUR	200,000	299,081
France - 1.1%
Arkema SA 4% 10/25/17	EUR	250,000	362,453
AXA SA 5.25% 4/16/40 (h)	EUR	500,000	679,597
BNP Paribas SA 5.019% (g)(h)	EUR	150,000	202,184
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(h)	EUR	50,000	66,761
Compagnie de St. Gobain 1.53% 4/11/12 (h)	EUR	175,000	258,902
Credit Agricole SA 7.875% (g)(h)	EUR	200,000	306,608
Credit Commercial de France 4.875% 1/15/14	EUR	250,000	386,074
Credit Logement SA:
1.773% (g)(h)	EUR	150,000	185,520
4.604% (g)(h)	EUR	250,000	303,646
EDF SA 4.625% 9/11/24	EUR	150,000	222,635
Lafarge SA 8.75% 5/30/17	GBP	250,000	495,377
Legrand SA 4.375% 3/21/18	EUR	400,000	592,343
Safran SA 4% 11/26/14	EUR	550,000	811,656
Societe Generale:
1.273% 6/7/17 (h)	EUR	100,000	143,742
7.756% (g)(h)	EUR	350,000	522,308
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
France - continued
Societe Generale SCF 4% 7/7/16	EUR	450,000	$ 682,872
Veolia Environnement 6.125% 11/25/33	EUR	250,000	404,157
TOTAL FRANCE			6,626,835
Germany - 0.1%
Bayerische Landesbank Girozentrale 4.5% 2/7/19 (h)	EUR	250,000	319,010
Landesbank Berlin AG 5.875% 11/25/19	EUR	250,000	365,387
TOTAL GERMANY			684,397
India - 0.0%
Export-Import Bank of India 0.6913% 6/7/12 (h)	JPY	20,000,000	242,539
Ireland - 0.3%
Allied Irish Banks PLC 1.248% 9/15/11 (h)	EUR	350,000	489,907
Ardagh Glass Group PLC 10.75% 3/1/15 pay-in-kind	EUR	302,642	466,204
Bank of Ireland 0.8534% 2/15/12 (h)	GBP	550,000	849,816
TOTAL IRELAND			1,805,927
Isle of Man - 0.1%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		300,000	308,883
Italy - 0.5%
Intesa Sanpaolo SpA:
2.7125% 2/24/14 (f)(h)		400,000	409,950
3.75% 11/23/16	EUR	350,000	503,006
4.375% 8/16/16	EUR	500,000	748,265
6.375% 11/12/17 (h)	GBP	150,000	247,671
Pirelli & C SpA 5.125% 2/22/16	EUR	500,000	744,746
Unione di Banche Italiane SCpA 4.5% 2/22/16	EUR	200,000	296,326
TOTAL ITALY			2,949,964
Japan - 0.1%
ORIX Corp. 5% 1/12/16		450,000	464,088
Sumitomo Mitsui Banking Corp. 4% 11/9/20 (Reg. S)	EUR	200,000	266,971
TOTAL JAPAN			731,059
Korea (South) - 0.6%
Export-Import Bank of Korea 5.875% 1/14/15		500,000	548,015
Kookmin Bank 5.875% 6/11/12		200,000	208,321
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	205,705
Korea National Housing Corp. 4.875% 9/10/14		800,000	848,681
Korea Resources Corp. 4.125% 5/19/15		610,000	626,787
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Korea (South) - continued
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		$ 450,000	$ 462,029
5% 9/30/14 (Reg. S)		200,000	212,976
Shinhan Bank 6% 6/29/12 (Reg. S)		300,000	314,799
TOTAL KOREA (SOUTH)			3,427,313
Luxembourg - 0.8%
Alrosa Finance SA 7.75% 11/3/20 (Reg. S)		600,000	646,500
ArcelorMittal SA 6.75% 3/1/41		200,000	204,684
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	300,000	444,938
Gaz Capital SA (Luxembourg):
5.364% 10/31/14	EUR	150,000	233,305
6.51% 3/7/22 (Reg. S)		450,000	474,750
6.58% 10/31/13	GBP	100,000	177,949
Glencore Finance (Europe) SA:
5.25% 3/22/17	EUR	250,000	377,706
7.125% 4/23/15	EUR	150,000	244,945
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)		800,000	794,760
Olivetti Finance NV 7.75% 1/24/33	EUR	300,000	484,952
SB Capital SA 5.4% 3/24/17 (Reg. S)		400,000	407,750
Steel Capital SA 6.7% 10/25/17 (Reg. S)		300,000	308,625
TMK Capital SA 7.75% 1/27/18		300,000	311,250
TOTAL LUXEMBOURG			5,112,114
Mexico - 0.1%
America Movil SAB de CV 5% 3/30/20		400,000	417,570
Multi-National - 0.2%
European Community 3.25% 4/4/18	EUR	1,000,000	1,472,021
Netherlands - 0.4%
AI Finance BV 10.875% 7/15/12		100,000	87,500
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	400,987	544,315
GT 2005 Bonds BV 5% 7/21/14 (h)		250,000	233,370
ING Bank NV 4.75% 5/27/19	EUR	200,000	311,140
Koninklijke KPN NV 5.625% 9/30/24	EUR	300,000	470,808
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
Netherlands - continued
OI European Group BV 6.875% 3/31/17 (Reg. S)	EUR	200,000	$ 305,133
Rabobank Nederland 5.875% 5/20/19	EUR	350,000	554,683
TOTAL NETHERLANDS			2,506,949
Norway - 0.4%
DnB NOR Bank ASA 4.5% 5/29/14	EUR	200,000	307,768
Kommunalbanken AS 5.125% 5/30/12		1,900,000	1,991,523
TOTAL NORWAY			2,299,291
Russia - 0.1%
Raspadskaya Securities Ltd. 7.5% 5/22/12		300,000	311,670
RSHB Capital SA 7.5% 3/25/13	RUB	11,000,000	409,474
TOTAL RUSSIA			721,144
Spain - 0.3%
Banco Bilbao Vizcaya Argentaria SA 4.25% 3/30/15	EUR	900,000	1,329,374
Mapfre SA 5.921% 7/24/37 (h)	EUR	250,000	310,154
Santander Finance Preferred SA Unipersonal 7.3% 7/27/19 (h)	GBP	100,000	173,883
Telefonica Emisiones SAU 4.75% 2/7/17	EUR	100,000	150,390
TOTAL SPAIN			1,963,801
Sweden - 0.3%
Nordea Bank AB 0.5095% 6/9/16 (h)		400,000	398,098
Svenska Handelsbanken AB 3.625% 2/16/16	EUR	450,000	661,033
Swedbank AB 0.4935% 5/18/17 (h)		500,000	487,655
TOTAL SWEDEN			1,546,786
Switzerland - 0.1%
Credit Suisse New York Branch 5.4% 1/14/20		500,000	516,065
United Arab Emirates - 0.0%
Emirates Bank International PJSC 4.7728% 4/30/12 (h)		229,000	233,008
United Kingdom - 2.1%
3i Group PLC:
1.362% 6/8/12 (h)	EUR	400,000	578,729
5.625% 3/17/17	EUR	150,000	225,112
Anglo American Capital PLC 6.875% 5/1/18	GBP	300,000	567,007
Barclays Bank PLC:
4.875% (g)(h)	EUR	350,000	447,137
6.75% 1/16/23 (h)	GBP	300,000	523,039
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
BAT International Finance PLC:
7.25% 3/12/24	GBP	100,000	$ 195,874
8.125% 11/15/13		200,000	229,606
BP Capital Markets PLC 3.875% 3/10/15		850,000	891,750
Broadgate PLC 1.6206% 10/5/25 (h)	GBP	23,750	35,308
Daily Mail & General Trust PLC 5.75% 12/7/18	GBP	300,000	497,051
EDF Energy Networks EPN PLC 6% 11/12/36	GBP	160,000	290,171
Experian Finance PLC 4.75% 11/23/18	GBP	300,000	511,539
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	637,580
Imperial Tobacco Finance:
7.25% 9/15/14	EUR	150,000	247,674
7.75% 6/24/19	GBP	500,000	988,443
Legal & General Group PLC 4% 6/8/25 (h)	EUR	150,000	206,094
Lloyds TSB Bank PLC 4.875% 1/21/16		550,000	577,324
Marks & Spencer PLC:
6.125% 12/2/19	GBP	100,000	174,702
7.125% 12/1/37 (f)		200,000	199,118
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	436,957
Old Mutual PLC:
4.5% 1/18/17 (h)	EUR	450,000	656,162
7.125% 10/19/16	GBP	200,000	366,773
Royal Bank of Scotland PLC:
0.9895% 4/11/16 (h)		250,000	223,896
5.75% 5/21/14	EUR	500,000	776,120
Severn Trent Utilities Finance PLC 6.25% 6/7/29	GBP	300,000	560,588
Standard Chartered Bank 5.875% 9/26/17 (Reg. S)	EUR	200,000	312,836
Tesco PLC 5.875% 9/12/16	EUR	100,000	164,757
Ubs AG London Branch 6.25% 9/3/13	EUR	100,000	158,574
Virgin Media Secured Finance PLC 7% 1/15/18	GBP	100,000	179,568
Wales & West Utilities Finance PLC 6.75% 12/17/36 (h)	GBP	150,000	270,632
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	256,762
TOTAL UNITED KINGDOM			12,386,883
United States of America - 2.5%
Altria Group, Inc.:
8.5% 11/10/13		210,000	245,278
9.25% 8/6/19		400,000	526,841
Apache Corp. 5.1% 9/1/40		450,000	432,123
Bank of America Corp. 4.75% 5/6/19	EUR	250,000	354,549
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
Citigroup, Inc.:
4.25% 2/25/30 (h)	EUR	600,000	$ 730,157
4.587% 12/15/15		500,000	529,349
Comcast Corp. 6.4% 3/1/40		300,000	319,075
COX Communications, Inc. 8.375% 3/1/39 (f)		200,000	264,527
Credit Suisse New York Branch:
4.375% 8/5/20		600,000	599,335
5% 5/15/13		400,000	428,736
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.2% 3/15/20		400,000	420,020
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	265,327
Frontier Oil Corp. 6.875% 11/15/18		45,000	47,025
General Electric Capital Corp. 5.9% 5/13/14		160,000	178,395
General Electric Co. 5.25% 12/6/17		400,000	443,134
Glencore Funding LLC 6% 4/15/14 (Reg. S)		309,000	333,881
Goldman Sachs Group, Inc. 6% 5/1/14		150,000	165,753
JPMorgan Chase & Co. 4.25% 10/15/20		1,020,000	992,517
KeyBank NA:
1.203% 11/21/11 (h)	EUR	50,000	73,373
1.254% 2/9/12 (h)	EUR	510,000	733,785
Liberty Mutual Group, Inc. 5.75% 3/15/14 (f)		250,000	265,216
Merck & Co., Inc. 5.85% 6/30/39		300,000	333,890
Metropolitan Life Global Funding I 4.625% 5/16/17	EUR	900,000	1,366,447
Morgan Stanley 1.638% 7/20/12 (h)	EUR	430,000	633,807
Motorola, Inc. 6.625% 11/15/37		500,000	546,438
NBC Universal, Inc. 4.375% 4/1/21 (f)		500,000	488,000
News America, Inc. 6.15% 2/15/41 (f)		350,000	357,110
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	126,571
PPL Energy Supply LLC 6.5% 5/1/18		160,000	179,645
Roche Holdings, Inc. 6% 3/1/19 (f)		150,000	172,202
Southeast Supply Header LLC 4.85% 8/15/14 (f)		300,000	318,455
State Street Corp. 4.375% 3/7/21		500,000	504,559
Toyota Motor Credit Corp. 5.25% 2/3/12	EUR	200,000	302,864
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
United States of America - continued
US Bank NA 4.375% 2/28/17 (h)	EUR	450,000	$ 657,988
Wells Fargo & Co. 3.676% 6/15/16		450,000	462,681
TOTAL UNITED STATES OF AMERICA			14,799,053
TOTAL NONCONVERTIBLE BONDS			69,304,119
TOTAL CORPORATE BONDS (Cost $64,501,988)			69,571,594
Government Obligations - 18.3%

Canada - 0.6%
Canadian Government:
3.25% 6/1/21	CAD	1,950,000	2,053,137
5.25% 6/1/12	CAD	1,350,000	1,485,200
TOTAL CANADA			3,538,337
Germany - 1.3%
German Federal Republic:
3.75% 1/4/17	EUR	300,000	467,587
4.75% 7/4/40	EUR	2,550,000	4,454,514
5.625% 1/4/28	EUR	1,460,000	2,667,724
TOTAL GERMANY			7,589,825
Italy - 2.2%
Italian Republic 4.75% 9/1/21	EUR	8,800,000	12,996,760
Japan - 10.4%
Japan Government:
0.4% 5/15/11	JPY	950,000,000	11,711,061
0.9% 6/20/13	JPY	110,000,000	1,375,742
1.1% 12/20/12	JPY	18,700,000	233,892
1.3% 3/20/15	JPY	740,000,000	9,448,192
1.3% 6/20/20	JPY	1,176,000,000	14,742,665
1.7% 12/20/16	JPY	245,000,000	3,209,809
1.7% 9/20/17	JPY	311,000,000	4,079,377
1.9% 6/20/16	JPY	469,250,000	6,192,596
Government Obligations - continued
		Principal Amount (d)	Value
Japan - continued
Japan Government: - continued
1.9% 3/20/29	JPY	846,500,000	$ 10,389,239
2% 9/20/40	JPY	141,000,000	1,682,580
TOTAL JAPAN			63,065,153
Poland - 0.2%
Polish Government 4% 3/23/21	EUR	1,100,000	1,488,791
Spain - 1.3%
Spanish Kingdom 5.5% 4/30/21	EUR	5,300,000	7,975,181
United Kingdom - 0.2%
UK Treasury GILT:
4% 9/7/16	GBP	150,000	268,861
4% 3/7/22	GBP	385,000	661,838
4.25% 6/7/32	GBP	70,000	118,436
TOTAL UNITED KINGDOM			1,049,135
United States of America - 2.1%
Federal Home Loan Bank 3.625% 10/18/13		300,000	319,226
Freddie Mac 2.125% 9/21/12		650,000	664,902
U.S. Treasury Bonds:
3.5% 2/15/39		900,000	769,219
4.75% 2/15/41		250,000	264,688
5.25% 2/15/29		250,000	286,485
U.S. Treasury Notes:
0.75% 12/15/13		450,000	448,735
1.75% 7/31/15		3,050,000	3,065,250
2% 1/31/16		820,000	825,061
2.125% 2/29/16		1,400,000	1,414,875
2.375% 2/28/15		3,400,000	3,520,326
3.5% 5/15/20		650,000	667,622
3.625% 2/15/21		400,000	411,188
TOTAL UNITED STATES OF AMERICA			12,657,577
TOTAL GOVERNMENT OBLIGATIONS (Cost $99,080,073)			110,360,759
Asset-Backed Securities - 0.2%
		Principal Amount (d)	Value
Clock Finance BV Series 2007-1 Class B2, 1.307% 2/25/15 (h)	EUR	100,000	$ 140,862
Geldilux Ltd. Series 2007-TS Class A, 1.369% 9/8/14 (h)	EUR	200,000	290,760
Tesco Property Finance 2 PLC 6.0517% 10/13/39	GBP	246,079	441,085
VCL No. 11 Ltd. Class A, 2.272% 8/21/15 (h)	EUR	89,033	132,346
Volkswagen Car Lease Series 9 Class B, 1.352% 10/21/13 (h)	EUR	35,737	52,806
TOTAL ASSET-BACKED SECURITIES (Cost $978,761)			1,057,859
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.7135% 5/17/60 (h)		300,000	301,147
Fosse Master Issuer PLC Series 2010-4 Class A2, 2.732% 10/18/54 (h)	EUR	650,000	966,392
Granite Master Issuer PLC Series 2005-1 Class A5, 1.346% 12/20/54 (h)	EUR	279,469	394,495
Holmes Master Issuer PLC:
floater Series 2011-1X Class A4, 2.439% 10/15/54 (h)	EUR	500,000	744,878
Series 2010-1X Class A2, 1.7031% 10/15/54 (h)		400,000	401,528
Permanent Master Issuer PLC Series 2011-1X Class 1A2, 2.1992% 7/15/42 (h)	GBP	250,000	417,600
Storm BV Series 2010-1 Class A2, 2.172% 3/22/52 (h)	EUR	500,000	735,808
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,653,551)			3,961,848
Commercial Mortgage Securities - 0.2%

France - 0.0%
FCC Proudreed Properties Class A, 1.319% 8/18/17 (h)	EUR	160,730	217,837
Ireland - 0.1%
German Residential Asset Note Distributor PLC Series 1 Class A, 1.578% 7/20/16 (h)	EUR	164,128	230,805
Netherlands - 0.0%
Skyline BV Series 2007-1 Class D, 2.159% 7/22/43 (h)	EUR	100,000	133,308
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1:
Class A2, 1.0294% 4/19/21 (h)	GBP	150,000	$ 234,900
Class B, 1.1994% 4/19/21 (h)	GBP	100,000	154,489
London & Regional Debt Securitisation No. 1 PLC Class A, 0.9775% 10/15/14 (h)	GBP	100,000	157,853
REC Plantation Place Ltd. Series 5 Class A, 1.0494% 7/25/16 (Reg. S) (h)	GBP	96,501	153,951
TOTAL UNITED KINGDOM			701,193
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,249,114)			1,283,143
Fixed-Income Funds - 3.4%
	Shares
Fidelity Emerging Markets Debt Central Fund (i)	2,011,655	20,297,595
Fidelity High Income Central Fund 1 (i)	273	27,343
TOTAL FIXED-INCOME FUNDS (Cost $20,144,562)		20,324,938
Preferred Securities - 0.0%
	Principal Amount (d)
Germany - 0.0%
BayernLB Capital Trust I 6.2032% (h) (Cost $320,793)	$ 400,000	276,705
Equity Central Funds - 3.1%
	Shares
Fidelity Emerging Markets Equity Central Fund (i) (Cost $11,905,361)	80,100	18,813,888
Money Market Funds - 3.6%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	18,444,006	$ 18,444,006
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	3,572,482	3,572,482
TOTAL MONEY MARKET FUNDS (Cost $22,016,488)		22,016,488
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $511,367,231)		604,917,492
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(764,983)
NET ASSETS - 100%		$ 604,152,509
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,742,053 or 0.5% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Emerging Markets Debt Central Fund	$ 116,484
Fidelity Cash Central Fund	13,446
Fidelity Emerging Markets Equity Central Fund	55,547
Fidelity High Income Central Fund 1	244,982
Fidelity Securities Lending Cash Central Fund	12,159
Total	$ 442,618
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ -	$ 20,117,454	$ -	$ 20,297,595	20.3%
Fidelity Emerging Markets Equity Central Fund	16,045,500	2,055,144	910,800	18,813,888	5.5%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 1	$ 10,635,391	$ 244,982	$ 10,900,306	$ 27,343	0.0%
Total	$ 26,680,891	$ 22,417,580	$ 11,811,106	$ 39,138,826
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United States of America	$ 161,500,896	$ 161,020,521	$ 480,375	$ -
Japan	36,122,558	-	36,122,558	-
Canada	30,974,924	30,974,924	-	-
United Kingdom	28,822,065	20,710,058	8,112,007	-
France	21,797,034	21,430,652	366,382	-
Germany	12,377,745	12,377,745	-	-
Australia	10,848,134	9,164,895	1,683,239	-
Spain	7,366,827	5,542,540	1,824,287	-
Netherlands	5,038,895	2,500,900	2,537,995	-
Other	42,401,192	35,307,975	7,093,217	-
Corporate Bonds	69,571,594	-	69,571,594	-
Government Obligations	110,360,759	-	110,360,759	-
Asset-Backed Securities	1,057,859	-	1,057,859	-
Collateralized Mortgage Obligations	3,961,848	-	3,961,848	-
Commercial Mortgage Securities	1,283,143	-	1,283,143	-
Fixed-Income Funds	20,324,938	20,324,938	-	-
Preferred Securities	276,705	-	276,705	-
Equity Central Funds	18,813,888	18,813,888	-	-
Money Market Funds	22,016,488	22,016,488	-	-
Total Investments in Securities:	$ 604,917,492	$ 360,185,524	$ 244,731,968	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.2%
AAA,AA,A	21.4%
BBB	4.7%
BB	1.8%
B	1.1%
CCC,CC,C	0.2%
Not Rated	2.7%
Equities	62.3%
Short-Term Investments and Net Other Assets	3.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
Income Tax Information

At October 31, 2010, the Fund had a capital loss carryforward of approximately $53,408,638 of which $23,790,891 and $29,617,747 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,422,181) - See accompanying schedule: Unaffiliated issuers (cost $457,300,820)	$ 543,762,178
Fidelity Central Funds (cost $54,066,411)	61,155,314
Total Investments (cost $511,367,231)		$ 604,917,492
Cash		58,755
Foreign currency held at value (cost $169,951)		171,282
Receivable for investments sold		12,868,057
Receivable for fund shares sold		1,455,372
Dividends receivable		781,026
Interest receivable		2,035,947
Distributions receivable from Fidelity Central Funds		8,774
Prepaid expenses		431
Other receivables		25,678
Total assets		622,322,814

Liabilities
Payable for investments purchased	$ 13,134,376
Payable for fund shares redeemed	882,607
Accrued management fee	344,167
Distribution and service plan fees payable	15,657
Other affiliated payables	124,413
Other payables and accrued expenses	96,603
Collateral on securities loaned, at value	3,572,482
Total liabilities		18,170,305

Net Assets		$ 604,152,509
Net Assets consist of:
Paid in capital		$ 522,813,459
Undistributed net investment income		2,578,016
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,926,361)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		93,687,395
Net Assets		$ 604,152,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($17,354,837 ÷ 724,524 shares)	$ 23.95

Maximum offering price per share (100/94.25 of $23.95)	$ 25.41
Class T: Net Asset Value and redemption price per share ($7,763,808 ÷ 325,060 shares)	$ 23.88

Maximum offering price per share (100/96.50 of $23.88)	$ 24.75
Class B: Net Asset Value and offering price per share ($2,602,504 ÷ 109,454 shares)A	$ 23.78

Class C: Net Asset Value and offering price per share ($9,070,965 ÷ 382,639 shares)A	$ 23.71

Global Balanced: Net Asset Value, offering price and redemption price per share ($566,617,935 ÷ 23,544,375 shares)	$ 24.07

Institutional Class: Net Asset Value, offering price and redemption price per share ($742,460 ÷ 30,871 shares)	$ 24.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2011 (Unaudited)

Investment Income
Dividends		$ 2,639,525
Interest		3,138,753
Income from Fidelity Central Funds		442,618
Income before foreign taxes withheld		6,220,896
Less foreign taxes withheld		(168,016)
Total income		6,052,880

Expenses
Management fee	$ 2,024,198
Transfer agent fees	605,306
Distribution and service plan fees	81,020
Accounting and security lending fees	144,754
Custodian fees and expenses	176,880
Independent trustees' compensation	1,039
Registration fees	92,795
Audit	42,290
Legal	1,477
Miscellaneous	2,458
Total expenses before reductions	3,172,217
Expense reductions	(33,741)	3,138,476
Net investment income (loss)		2,914,404
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,340,096
Fidelity Central Funds	462,324
Foreign currency transactions	61,662
Total net realized gain (loss)		41,864,082
Change in net unrealized appreciation (depreciation) on: Investment securities	15,503,650
Assets and liabilities in foreign currencies	15,350
Total change in net unrealized appreciation (depreciation)		15,519,000
Net gain (loss)		57,383,082
Net increase (decrease) in net assets resulting from operations		$ 60,297,486

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2011 (Unaudited)	Year ended October 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,914,404	$ 5,517,939
Net realized gain (loss)	41,864,082	19,436,953
Change in net unrealized appreciation (depreciation)	15,519,000	41,255,535
Net increase (decrease) in net assets resulting from operations	60,297,486	66,210,427
Distributions to shareholders from net investment income	(5,506,342)	(5,069,332)
Distributions to shareholders from net realized gain	(2,817,435)	(1,661,467)
Total distributions	(8,323,777)	(6,730,799)
Share transactions - net increase (decrease)	(14,792,646)	82,336,500
Redemption fees	8,029	14,128
Total increase (decrease) in net assets	37,189,092	141,830,256

Net Assets
Beginning of period	566,963,417	425,133,161
End of period (including undistributed net investment income of $2,578,016 and undistributed net investment income of $5,169,954, respectively)	$ 604,152,509	$ 566,963,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.88	$ 19.59	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.08	.17	.12
Net realized and unrealized gain (loss)	2.26	2.43	4.39
Total from investment operations	2.34	2.60	4.51
Distributions from net investment income	(.17)	(.23)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.27) K	(.31)	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 23.95	$ 21.88	$ 19.59
Total Return B, C, D	10.83%	13.40%	29.91%
Ratios to Average Net Assets F, I
Expenses before reductions	1.39% A	1.43%	1.47% A
Expenses net of fee waivers, if any	1.39% A	1.43%	1.47% A
Expenses net of all reductions	1.38% A	1.41%	1.46% A
Net investment income (loss)	.73% A	.83%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,355	$ 11,096	$ 2,912
Portfolio turnover rate G	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.167 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.81	$ 19.56	$ 15.08
Income from Investment Operations
Net investment income (loss) E	.06	.13	.11
Net realized and unrealized gain (loss)	2.25	2.42	4.37
Total from investment operations	2.31	2.55	4.48
Distributions from net investment income	(.13)	(.23)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.24)	(.30) K	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 23.88	$ 21.81	$ 19.56
Total Return B, C, D	10.70%	13.17%	29.71%
Ratios to Average Net Assets F, I
Expenses before reductions	1.61% A	1.62%	1.69% A
Expenses net of fee waivers, if any	1.61% A	1.62%	1.69% A
Expenses net of all reductions	1.60% A	1.60%	1.68% A
Net investment income (loss)	.51% A	.64%	.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,764	$ 5,345	$ 981
Portfolio turnover rate G	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.30 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.68	$ 19.48	$ 15.08
Income from Investment Operations
Net investment income (loss) E	(.01)	.02	.05
Net realized and unrealized gain (loss)	2.26	2.41	4.35
Total from investment operations	2.25	2.43	4.40
Distributions from net investment income	(.04)	(.16)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.15)	(.23) K	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 23.78	$ 21.68	$ 19.48
Total Return B, C, D	10.43%	12.58%	29.18%
Ratios to Average Net Assets F, I
Expenses before reductions	2.17% A	2.18%	2.21% A
Expenses net of fee waivers, if any	2.17% A	2.18%	2.21% A
Expenses net of all reductions	2.16% A	2.16%	2.20% A
Net investment income (loss)	(.05)% A	.08%	.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,603	$ 2,199	$ 526
Portfolio turnover rate G	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.23 per share is comprised of distributions from net investment income of $.158 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 H
Selected Per-Share Data
Net asset value, beginning of period	$ 21.65	$ 19.49	$ 15.08
Income from Investment Operations
Net investment income (loss) E	- J	.03	.05
Net realized and unrealized gain (loss)	2.25	2.40	4.36
Total from investment operations	2.25	2.43	4.41
Distributions from net investment income	(.08)	(.20)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.19)	(.27) K	-
Redemption fees added to paid in capital E, J	-	-	-
Net asset value, end of period	$ 23.71	$ 21.65	$ 19.49
Total Return B, C, D	10.46%	12.58%	29.24%
Ratios to Average Net Assets F, I
Expenses before reductions	2.14% A	2.12%	2.20% A
Expenses net of fee waivers, if any	2.14% A	2.12%	2.20% A
Expenses net of all reductions	2.13% A	2.10%	2.19% A
Net investment income (loss)	(.02)% A	.14%	.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,071	$ 5,463	$ 827
Portfolio turnover rate G	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.27 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global Balanced

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08	$ 21.95
Income from Investment Operations
Net investment income (loss) D	.12	.24	.28	.40	.35	.28
Net realized and unrealized gain (loss)	2.28	2.43	2.95	(6.70)	4.27	2.66
Total from investment operations	2.40	2.67	3.23	(6.30)	4.62	2.94
Distributions from net investment income	(.21)	(.23)	(.38)	(.33)	(.20)	(.14)
Distributions from net realized gain	(.11)	(.08)	(.17)	(1.83)	(2.10)	(1.67)
Total distributions	(.32)	(.30) I	(.55)	(2.16)	(2.30)	(1.81)
Redemption fees added to paid in capital D, H	-	-	-	-	-	-
Net asset value, end of period	$ 24.07	$ 21.99	$ 19.62	$ 16.94	$ 25.40	$ 23.08
Total Return B, C	11.06%	13.76%	19.86%	(26.96)%	21.83%	14.23%
Ratios to Average Net Assets E, G
Expenses before reductions	1.08% A	1.11%	1.24%	1.13%	1.14%	1.18%
Expenses net of fee waivers, if any	1.08% A	1.10%	1.23%	1.13%	1.14%	1.18%
Expenses net of all reductions	1.06% A	1.08%	1.21%	1.11%	1.12%	1.14%
Net investment income (loss)	1.05% A	1.16%	1.61%	1.88%	1.55%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 566,618	$ 542,319	$ 419,747	$ 345,279	$ 371,262	$ 260,144
Portfolio turnover rate F	196% A	178%	252%	264%	169%	208%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.229 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2011	Years ended October 31,
	(Unaudited)	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 21.99	$ 19.64	$ 15.08
Income from Investment Operations
Net investment income (loss) D	.11	.23	.21
Net realized and unrealized gain (loss)	2.27	2.44	4.35
Total from investment operations	2.38	2.67	4.56
Distributions from net investment income	(.21)	(.25)	-
Distributions from net realized gain	(.11)	(.08)	-
Total distributions	(.32)	(.32) J	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 24.05	$ 21.99	$ 19.64
Total Return B, C	10.97%	13.75%	30.24%
Ratios to Average Net Assets E, H
Expenses before reductions	1.12% A	1.14%	1.12% A
Expenses net of fee waivers, if any	1.12% A	1.14%	1.12% A
Expenses net of all reductions	1.11% A	1.12%	1.10% A
Net investment income (loss)	1.01% A	1.12%	1.70% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 742	$ 541	$ 140
Portfolio turnover rate F	196% A	178%	252%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 19, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.32 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.075 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2011 (Unaudited)

1. Organization.

Fidelity Global Balanced Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Global Balanced, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Emerging Markets Debt Central Fund	FMR Co., Inc. (FMRC)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2011, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal value on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal value. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 96,007,893
Gross unrealized depreciation	(3,346,107)
Net unrealized appreciation (depreciation) on securities and other investments	$ 92,661,786
Tax cost	$ 512,255,706

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $506,762,290 and $531,664,610, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 16,997	$ 493
Class T	.25%	.25%	15,816	83
Class B	.75%	.25%	11,680	8,781
Class C	.75%	.25%	36,527	17,770
			$ 81,020	$ 27,127

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,873
Class T	1,820
Class B*	1,818
Class C*	1,085
$ 21,596

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 18,734.28
Class T	7,692.24
Class B	3,522.30
Class C	9,901.27
Global Balanced	564,806.21
Institutional Class	651.25
	$ 605,306

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $15,943 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,000 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,159. During the period, there were no securities loaned to FCM.

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Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $33,741 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2011	Year ended October 31, 2010
From net investment income
Class A	$ 89,410	$ 37,066
Class T	36,393	19,617
Class B	4,186	5,099
Class C	23,671	12,311
Global Balanced	5,347,640	4,993,111
Institutional Class	5,042	2,128
Total	$ 5,506,342	$ 5,069,332
From net realized gain
Class A	$ 57,286	$ 11,880
Class T	29,060	6,510
Class B	10,926	2,421
Class C	31,269	4,711
Global Balanced	2,686,373	1,635,301
Institutional Class	2,521	644
Total	$ 2,817,435	$ 1,661,467

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class A
Shares sold	267,513	427,541	$ 6,063,250	$ 8,603,228
Reinvestment of distributions	6,226	2,259	136,028	45,687
Shares redeemed	(56,322)	(71,342)	(1,269,384)	(1,433,321)
Net increase (decrease)	217,417	358,458	$ 4,929,894	$ 7,215,594
Class T
Shares sold	122,964	248,501	$ 2,769,948	$ 4,999,816
Reinvestment of distributions	2,547	1,267	55,546	25,580
Shares redeemed	(45,509)	(54,884)	(1,013,919)	(1,101,753)
Net increase (decrease)	80,002	194,884	$ 1,811,575	$ 3,923,643

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2011	Year ended October 31, 2010	Six months ended April 30, 2011	Year ended October 31, 2010
Class B
Shares sold	16,620	90,883	$ 376,332	$ 1,821,383
Reinvestment of distributions	605	338	13,164	6,820
Shares redeemed	(9,217)	(16,760)	(207,674)	(335,882)
Net increase (decrease)	8,008	74,461	$ 181,822	$ 1,492,321
Class C
Shares sold	164,631	253,473	$ 3,662,740	$ 5,103,430
Reinvestment of distributions	2,288	781	49,623	15,720
Shares redeemed	(36,581)	(44,403)	(824,137)	(878,835)
Net increase (decrease)	130,338	209,851	$ 2,888,226	$ 4,240,315
Global Balanced
Shares sold	3,911,248	10,255,268	$ 88,514,480	$ 206,039,448
Reinvestment of distributions	348,628	311,787	7,645,415	6,316,797
Shares redeemed	(5,373,455)	(7,304,145)	(120,916,210)	(147,245,863)
Net increase (decrease)	(1,113,579)	3,262,910	$ (24,756,315)	$ 65,110,382
Institutional Class
Shares sold	19,364	23,215	$ 443,041	$ 472,840
Reinvestment of distributions	176	133	3,866	2,697
Shares redeemed	(13,266)	(5,875)	(294,755)	(121,292)
Net increase (decrease)	6,274	17,473	$ 152,152	$ 354,245

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

AGBLI-USAN-0611
1.833458.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 30, 2011